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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive Offices) (Zip Code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: January 31

Date of reporting period: October 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 5.9%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	3,877,450
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	160,636	862,613
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	951,434	8,696,112
Total Alternative Strategies Funds (Cost $14,928,266)		13,436,175

Common Stocks 3.9%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.1%
Nippon Telegraph & Telephone Corp.	2,500	103,097
Telenor ASA	3,687	67,640
Vonage Holdings Corp.(b)	1,390	18,431
Total		189,168
Entertainment —%
Glu Mobile, Inc.(b)	1,350	9,518
Interactive Media & Services —%
Yelp, Inc.(b)	105	4,496
Media —%
Entravision Communications Corp., Class A	3,425	16,919
Gannett Co., Inc.	740	7,178
MSG Networks, Inc., Class A(b)	290	7,410
National CineMedia, Inc.	1,810	16,199
RTL Group SA	663	42,579
TechTarget, Inc.(b)	240	4,877
Total		95,162
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.(b)	580	18,171
NTT DoCoMo, Inc.	3,800	94,236
Total		112,407
Total Communication Services		410,751
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Auto Components —%
Dana, Inc.	250	3,892
Faurecia SA	478	23,232
Modine Manufacturing Co.(b)	420	5,464
Tenneco, Inc.	495	17,043
Tower International, Inc.	130	3,860
Total		53,491
Automobiles 0.1%
Fiat Chrysler Automobiles NV(b)	6,427	97,910
Peugeot SA	3,759	89,538
Suzuki Motor Corp.	1,200	59,840
Winnebago Industries, Inc.	55	1,516
Total		248,804
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	429	21,720
American Public Education, Inc.(b)	35	1,146
Sotheby’s (b)	332	13,944
Weight Watchers International, Inc.(b)	280	18,508
Total		55,318
Hotels, Restaurants & Leisure —%
BJ’s Restaurants, Inc.	81	4,956
Bloomin’ Brands, Inc.	375	7,481
Boyd Gaming Corp.	195	5,179
Brinker International, Inc.	420	18,207
Penn National Gaming, Inc.(b)	550	13,354
Sands China Ltd.	5,600	22,145
Total		71,322
Household Durables 0.1%
Berkeley Group Holdings PLC	2,169	97,062
Persimmon PLC	2,959	86,764
Taylor Wimpey PLC	24,183	49,921
TRI Pointe Group, Inc.(b)	400	4,760
Zagg, Inc.(b)	1,110	13,442
Total		251,949
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail —%
Stamps.com, Inc.(b)	96	19,408
Leisure Products —%
Sturm Ruger & Co., Inc.	283	16,807
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	890	17,533
American Eagle Outfitters, Inc.	690	15,911
Genesco, Inc.(b)	95	4,065
Hibbett Sports, Inc.(b)	855	14,937
Shoe Carnival, Inc.	400	16,292
Signet Jewelers Ltd.	333	18,665
Tailored Brands, Inc.	810	17,018
Tilly’s, Inc.	230	4,080
Total		108,501
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	1,938	44,861
Deckers Outdoor Corp.(b)	178	22,637
Fossil Group, Inc.(b)	280	6,079
Movado Group, Inc.	410	15,789
Pandora A/S	765	47,861
Total		137,227
Total Consumer Discretionary		962,827
Consumer Staples 0.3%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A(b)	61	18,745
Carlsberg A/S, Class B	447	49,308
Heineken Holding NV	353	30,587
Kirin Holdings Co., Ltd.	2,400	57,270
Total		155,910
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	150	4,941
Jeronimo Martins SGPS SA	3,657	44,983
Koninklijke Ahold Delhaize NV	4,220	96,695
SpartanNash Co.	625	11,156
Weis Markets, Inc.	90	4,154
Wesfarmers Ltd.	3,471	114,952
Total		276,881
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.1%
Cal-Maine Foods, Inc.	265	12,897
John B. Sanfilippo & Son, Inc.	237	14,945
Nestlé SA, Registered Shares	1,479	124,999
Total		152,841
Personal Products —%
Edgewell Personal Care Co.(b)	75	3,598
L’Oreal SA	99	22,303
Medifast, Inc.	14	2,964
Usana Health Sciences, Inc.(b)	151	17,670
Total		46,535
Tobacco —%
Imperial Brands PLC	3,372	114,347
Swedish Match AB	738	37,605
Total		151,952
Total Consumer Staples		784,119
Energy 0.2%
Energy Equipment & Services —%
Diamond Offshore Drilling, Inc.(b)	870	12,337
Mammoth Energy Services, Inc.	600	14,976
Matrix Service Co.(b)	610	12,401
Profire Energy, Inc.(b)	1,300	2,964
Total		42,678
Oil, Gas & Consumable Fuels 0.2%
Arch Coal, Inc.	22	2,110
California Resources Corp.(b)	130	4,074
CVR Energy, Inc.	350	15,050
Denbury Resources, Inc.(b)	375	1,294
ENI SpA	1,959	34,849
JXTG Holdings, Inc.	4,900	33,109
OMV AG	1,701	94,656
Par Pacific Holdings, Inc.(b)	520	9,194
Peabody Energy Corp.	190	6,735
Renewable Energy Group, Inc.(b)	620	19,269
Repsol SA	2,616	46,890
REX American Resources Corp.(b)	57	4,228
Royal Dutch Shell PLC, Class B	3,493	114,521
Southwestern Energy Co.(b)	1,150	6,141

2	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Statoil ASA	1,855	48,257
W&T Offshore, Inc.(b)	2,120	14,289
World Fuel Services Corp.	90	2,880
Total		457,546
Total Energy		500,224
Financials 0.8%
Banks 0.3%
BancFirst Corp.	103	5,910
Bancorp, Inc. (The)(b)	1,620	17,010
Bank Leumi Le-Israel BM	16,863	105,262
Banner Corp.	184	10,639
BNP Paribas SA	451	23,564
Cadence BanCorp	500	11,030
Cathay General Bancorp	480	18,082
Customers Bancorp, Inc.(b)	404	8,278
DBS Group Holdings Ltd.	5,400	91,624
Eagle Bancorp, Inc.(b)	176	8,654
Enterprise Financial Services Corp.	332	14,425
First BanCorp(b)	2,220	20,491
First Merchants Corp.	255	10,610
Hancock Whitney Corp.	445	18,672
Hope Bancorp, Inc.	1,060	15,349
International Bancshares Corp.	340	13,158
Intesa Sanpaolo SpA	17,807	39,390
Metropolitan Bank Holding Corp.(b)	45	1,659
OFG Bancorp	1,150	19,653
Preferred Bank	273	14,035
S&T Bancorp, Inc.	425	17,047
Societe Generale SA	2,427	89,286
Sumitomo Mitsui Financial Group, Inc.	3,200	124,592
TriState Capital Holdings, Inc.(b)	85	2,144
Total		700,564
Capital Markets 0.1%
3i Group PLC	1,949	21,878
Artisan Partners Asset Management, Inc., Class A	555	15,213
Cohen & Steers, Inc.	315	12,093
Macquarie Group Ltd.	329	27,436
Oppenheimer Holdings, Inc., Class A	70	2,153
Common Stocks (continued)
Issuer	Shares	Value ($)
Schroders PLC	1,508	51,658
Waddell & Reed Financial, Inc., Class A	835	15,923
Total		146,354
Consumer Finance —%
Curo Group Holdings Corp.(b)	600	8,442
Enova International, Inc.(b)	580	13,717
Green Dot Corp., Class A(b)	74	5,605
Nelnet, Inc., Class A	286	16,099
Total		43,863
Diversified Financial Services 0.1%
ORIX Corp.	7,000	114,037
Insurance 0.3%
Aegon NV	17,228	105,918
Ageas	308	15,423
Allianz SE, Registered Shares	645	134,744
American Equity Investment Life Holding Co.	630	19,669
Assicurazioni Generali SpA	5,635	91,142
Aviva PLC	5,805	31,794
AXA SA	4,815	120,745
CNO Financial Group, Inc.	970	18,333
CNP Assurances	1,028	22,938
Universal Insurance Holdings, Inc.	423	17,758
Total		578,464
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	140	2,422
Arbor Realty Trust, Inc.	200	2,416
Invesco Mortgage Capital, Inc.	130	1,960
Ladder Capital Corp., Class A	1,100	18,524
Western Asset Mortgage Capital Corp.	980	9,771
Total		35,093
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	550	21,681
Federal Agricultural Mortgage Corp.	221	15,435
Merchants Bancorp	175	4,025
MGIC Investment Corp.(b)	1,839	22,454

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Radian Group, Inc.	1,170	22,452
Washington Federal, Inc.	155	4,365
Total		90,412
Total Financials		1,708,787
Health Care 0.5%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	250	4,870
Adaptimmune Therapeutics PLC, ADR(b)	425	2,635
Alder Biopharmaceuticals, Inc.(b)	763	9,690
Atara Biotherapeutics, Inc.(b)	330	11,276
bluebird bio, Inc.(b)	61	6,997
Clovis Oncology, Inc.(b)	180	2,093
Dynavax Technologies Corp.(b)	505	4,994
Enanta Pharmaceuticals, Inc.(b)	37	2,855
Immunomedics, Inc.(b)	690	15,546
Insmed, Inc.(b)	333	4,862
Intercept Pharmaceuticals, Inc.(b)	72	6,913
Keryx Biopharmaceuticals, Inc.(b)	1,465	4,073
Loxo Oncology, Inc.(b)	88	13,434
Mirati Therapeutics, Inc.(b)	125	4,671
Nightstar Therapeutics PLC, ADR(b)	360	3,636
Puma Biotechnology, Inc.(b)	253	9,374
Sage Therapeutics, Inc.(b)	77	9,908
Sarepta Therapeutics(b)	77	10,300
Shire PLC	573	34,280
Spark Therapeutics, Inc.(b)	161	7,243
TESARO, Inc.(b)	230	6,642
uniQure NV(b)	320	8,234
Total		184,526
Health Care Equipment & Supplies —%
Haemonetics Corp.(b)	228	23,819
Integer Holdings Corp.(b)	210	15,639
LeMaitre Vascular, Inc.	425	11,348
SurModics, Inc.(b)	259	16,428
Varex Imaging Corp.(b)	365	9,475
Total		76,709
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,900	77,348
Magellan Health, Inc.(b)	246	16,005
Providence Service Corp. (The)(b)	237	15,663
RadNet, Inc.(b)	550	8,140
Tenet Healthcare Corp.(b)	675	17,368
Tivity Health, Inc.(b)	505	17,377
Triple-S Management Corp., Class B(b)	827	14,191
Total		166,092
Life Sciences Tools & Services —%
Luminex Corp.	270	7,768
Medpace Holdings, Inc.(b)	324	16,881
Total		24,649
Pharmaceuticals 0.3%
Aerie Pharmaceuticals, Inc.(b)	235	12,497
ANI Pharmaceuticals, Inc.(b)	290	14,074
Astellas Pharma, Inc.	7,300	112,786
Bayer AG, Registered Shares	203	15,585
Dainippon Sumitomo Pharma Co., Ltd.	3,900	81,486
Endo International PLC(b)	1,260	21,344
GlaxoSmithKline PLC	5,729	110,662
GW Pharmaceuticals PLC, ADR(b)	45	6,187
Horizon Pharma PLC(b)	460	8,377
Mallinckrodt PLC(b)	255	6,390
Medicines Co. (The)(b)	220	5,117
Novartis AG, Registered Shares	1,192	104,435
Novo Nordisk A/S, Class B	189	8,175
Odonate Therapeutics, Inc.(b)	300	4,350
Phibro Animal Health Corp., Class A	265	11,374
Prestige Consumer Healthcare, Inc.(b)	210	7,594
Roche Holding AG, Genusschein Shares	785	191,038
Supernus Pharmaceuticals, Inc.(b)	190	9,036
Total		730,507
Total Health Care		1,182,483
Industrials 0.6%
Aerospace & Defense —%
National Presto Industries, Inc.	81	10,098

4	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics —%
Forward Air Corp.	47	2,819
Royal Mail PLC	17,085	78,399
Total		81,218
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	3,887	78,191
International Consolidated Airlines Group SA	10,514	81,217
Japan Airlines Co., Ltd.	200	7,098
Total		166,506
Building Products —%
Advanced Drainage Systems, Inc.	570	15,840
Continental Building Product(b)	540	15,018
Insteel Industries, Inc.	315	8,228
Masonite International Corp.(b)	116	6,425
NCI Building Systems, Inc.(b)	1,065	13,046
Total		58,557
Commercial Services & Supplies —%
ACCO Brands Corp.	1,230	9,926
Brady Corp., Class A	455	18,332
Deluxe Corp.	146	6,893
HNI Corp.	50	1,894
Quad/Graphics, Inc.	795	12,267
SP Plus Corp.(b)	300	9,588
Total		58,900
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	2,726	102,231
CIMIC Group Ltd.	2,995	100,557
Comfort Systems U.S.A., Inc.	337	18,023
EMCOR Group, Inc.	275	19,519
Kajima Corp.	2,000	25,753
Taisei Corp.	2,200	94,091
Total		360,174
Electrical Equipment —%
Atkore International Group, Inc.(b)	735	14,156
Fuji Electric Co., Ltd.	1,000	30,526
Generac Holdings, Inc.(b)	388	19,683
Total		64,365
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.1%
Atlas Copco AB, Class A	406	10,053
Federal Signal Corp.	290	6,377
Global Brass & Copper Holdings, Inc.	360	11,383
Gorman-Rupp Co.	130	4,485
Hillenbrand, Inc.	425	20,357
Kadant, Inc.	147	14,509
Meritor, Inc.(b)	250	4,248
Milacron Holdings Corp.(b)	880	12,320
Rexnord Corp.(b)	680	18,231
SPX FLOW, Inc.(b)	270	9,242
Watts Water Technologies, Inc., Class A	32	2,242
Total		113,447
Marine —%
Genco Shipping & Trading Ltd.(b)	320	3,526
Professional Services —%
Kforce, Inc.	470	14,485
Korn/Ferry International	200	9,028
Total		23,513
Road & Rail —%
ArcBest Corp.	417	15,479
Saia, Inc.(b)	129	8,109
USA Truck, Inc.(b)	100	1,967
Total		25,555
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	280	18,404
ITOCHU Corp.	5,500	102,003
Kaman Corp.	274	17,405
Marubeni Corp.	5,000	40,543
Mitsui & Co., Ltd.	2,400	40,101
Toyota Tsusho Corp.	3,000	108,266
Total		326,722
Total Industrials		1,292,581

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.3%
Communications Equipment —%
CalAmp Corp.(b)	780	15,553
Comtech Telecommunications Corp.	270	7,539
InterDigital, Inc.	237	16,815
NETGEAR, Inc.(b)	282	15,645
Netscout Systems, Inc.(b)	700	17,682
Total		73,234
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	430	7,172
Benchmark Electronics, Inc.	180	3,929
Fabrinet (b)	385	16,678
Hitachi Ltd.	3,600	110,053
Methode Electronics, Inc.	40	1,184
Tech Data Corp.(b)	266	18,796
Venture Corp., Ltd.	5,900	65,314
Vishay Intertechnology, Inc.	510	9,333
Total		232,459
IT Services —%
CACI International, Inc., Class A(b)	50	8,923
Cardtronics PLC, Class A(b)	95	2,580
Cass Information Systems, Inc.	36	2,380
Endurance International Group Holdings Inc(b)	640	6,317
EVERTEC, Inc.	685	17,865
MAXIMUS, Inc.	342	22,220
TTEC Holdings, Inc.	205	5,108
Total		65,393
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	2,184	15,616
Cirrus Logic, Inc.(b)	495	18,533
Diodes, Inc.(b)	549	16,574
Synaptics, Inc.(b)	410	15,391
Tokyo Electron Ltd.	400	53,980
Total		120,094
Common Stocks (continued)
Issuer	Shares	Value ($)
Software —%
CommVault Systems, Inc.(b)	190	11,062
Imperva, Inc.(b)	365	20,203
j2 Global, Inc.	265	19,302
MicroStrategy, Inc., Class A(b)	132	16,628
Paylocity Holding Corp.(b)	225	14,803
Progress Software Corp.	480	15,427
Tenable Holdings, Inc.(b)	425	12,104
Total		109,529
Technology Hardware, Storage & Peripherals 0.1%
Brother Industries Ltd.	2,700	49,414
Canon, Inc.	2,300	65,512
FUJIFILM Holdings Corp.	800	34,600
Immersion Corp.(b)	1,460	14,615
Total		164,141
Total Information Technology		764,850
Materials 0.3%
Chemicals —%
Covestro AG	1,217	78,736
Kronos Worldwide, Inc.	375	5,261
Trinseo SA	270	14,548
Total		98,545
Metals & Mining 0.2%
Anglo American PLC	1,973	42,247
BHP Billiton Ltd.	3,862	89,110
Fortescue Metals Group Ltd.	2,195	6,248
Materion Corp.	322	18,299
Rio Tinto PLC	2,671	129,854
Schnitzer Steel Industries, Inc., Class A	645	17,351
South32 Ltd.	21,273	54,866
Warrior Met Coal, Inc.	615	17,220
Total		375,195

6	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.1%
Boise Cascade Co.	450	13,856
Louisiana-Pacific Corp.	830	18,069
UPM-Kymmene OYJ	3,182	102,392
Verso Corp., Class A(b)	605	17,007
Total		151,324
Total Materials		625,064
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Chatham Lodging Trust	150	2,925
CorEnergy Infrastructure Trust, Inc.	437	15,789
DiamondRock Hospitality Co.	1,190	12,436
EastGroup Properties, Inc.	129	12,357
GEO Group, Inc. (The)	800	17,688
InfraREIT, Inc.	165	3,468
Investors Real Estate Trust	1,200	6,516
Klepierre	1,735	58,954
Mirvac Group	8,216	12,638
National Health Investors, Inc.	88	6,464
Pebblebrook Hotel Trust	525	17,698
Piedmont Office Realty Trust, Inc.	160	2,883
PS Business Parks, Inc.	110	14,366
Ryman Hospitality Properties, Inc.	47	3,647
Sunstone Hotel Investors, Inc.	1,270	18,377
Washington Prime Group, Inc.	475	3,040
Xenia Hotels & Resorts, Inc.	870	17,879
Total		227,125
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA(b)	55	1,388
CK Asset Holdings Ltd.	5,555	36,151
Henderson Land Development Co., Ltd.	1,000	4,664
HFF, Inc., Class A	430	15,802
Kerry Properties Ltd.	24,500	77,133
Marcus & Millichap, Inc.(b)	175	6,076
RE/MAX Holdings, Inc., Class A	215	8,039
RMR Group, Inc. (The), Class A	55	4,173
Total		153,426
Total Real Estate		380,551
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.1%
Electric Utilities —%
El Paso Electric Co.	249	14,205
IDACORP, Inc.	156	14,549
Portland General Electric Co.	469	21,143
Total		49,897
Gas Utilities —%
Chesapeake Utilities Corp.	172	13,665
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	368	18,831
Multi-Utilities 0.1%
AGL Energy Ltd.	3,550	45,335
Centrica PLC	41,048	77,232
Engie SA	7,473	99,667
Total		222,234
Water Utilities —%
SJW Corp.	68	4,130
Total Utilities		308,757
Total Common Stocks (Cost $9,112,368)		8,920,994

Equity Funds 17.4%
	Shares	Value ($)
International 3.2%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	163,127	1,034,222
Columbia Emerging Markets Fund, Institutional 3 Class(a)	223,891	2,460,566
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	299,405	2,706,625
Columbia Overseas Value Fund, Institutional 3 Class(a)	118,820	1,082,449
Total		7,283,862
U.S. Large Cap 14.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	134,106	3,505,537
Columbia Disciplined Core Fund, Institutional 3 Class(a)	738,177	9,197,691
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	652,746	6,449,129
Columbia Disciplined Value Fund, Institutional 3 Class(a)	628,929	6,559,726

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	470,247	6,545,840
Total		32,257,923
U.S. Small Cap 0.1%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	6,381	155,871
Total Equity Funds (Cost $35,317,475)		39,697,656

Fixed-Income Funds 59.6%

Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	284,408	3,009,038
High Yield 2.1%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	495,840	4,705,519
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	501,714	4,515,423
Investment Grade 54.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,315,249	32,058,455
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,119,815	10,783,818
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	325,968	3,210,784
Columbia Quality Income Fund, Institutional 3 Class(a)	6,372,332	33,327,300
Columbia Total Return Bond Fund, Institutional 3 Class(a)	1,607,062	13,997,508
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,847,021	30,406,185
Total		123,784,050
Total Fixed-Income Funds (Cost $142,702,970)		136,014,030

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	7,602	80,353
Total Consumer Discretionary		80,353
Total Preferred Stocks (Cost $114,591)		80,353

Money Market Funds 13.0%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.742%(a),(c)	917,623	917,623
Columbia Short-Term Cash Fund, 2.279%(a),(c)	28,836,367	28,833,483
Total Money Market Funds (Cost $29,753,487)		29,751,106
Total Investments in Securities (Cost: $231,929,157)		227,900,314
Other Assets & Liabilities, Net		536,963
Net Assets		228,437,277

At October 31, 2018, securities and/or cash totaling $690,923 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
36,000 AUD	25,446 USD	JPMorgan	12/20/2018	—	(61)
277,000 ILS	75,497 USD	JPMorgan	12/20/2018	744	—
7,765,000 JPY	69,480 USD	JPMorgan	12/20/2018	367	—
418,000 NOK	50,222 USD	JPMorgan	12/20/2018	522	—
78,000 SGD	56,547 USD	JPMorgan	12/20/2018	178	—
43,931 USD	399,000 SEK	JPMorgan	12/20/2018	—	(122)
Total				1,811	(183)

8	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	35	12/2018	USD	2,645,825	24,115	—
S&P 500 E-mini	4	12/2018	USD	542,220	10,671	—
TOPIX Index	22	12/2018	JPY	361,020,000	—	(199,016)
U.S. Long Bond	17	12/2018	USD	2,407,128	—	(106,285)
Total					34,786	(305,301)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(80)	12/2018	USD	(3,826,800)	278,729	—
S&P/TSX 60 Index	(16)	12/2018	CAD	(2,861,440)	44,256	—
Total					322,985	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	USD	3,194,000	(8,350)	—	—	—	(8,350)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	52,691	5,441	(58,132)	—	12,773	(5,903)	29,388	3,504	—
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(534,497)	—	3,877,450
Columbia Commodity Strategy Fund, Institutional 3 Class
	400,513	22,232	(262,109)	160,636	—	(61,160)	(108,257)	—	862,613
Columbia Contrarian Core Fund, Institutional 3 Class
	145,442	3,368	(14,704)	134,106	—	113,592	(331,503)	—	3,505,537
Columbia Contrarian Europe Fund, Institutional 3 Class
	177,322	15,415	(29,610)	163,127	—	14,517	(232,387)	—	1,034,222
Columbia Corporate Income Fund, Institutional 3 Class
	3,565,014	128,243	(378,008)	3,315,249	—	(131,549)	(1,749,742)	836,477	32,058,455
Columbia Disciplined Core Fund, Institutional 3 Class
	848,827	13,495	(124,145)	738,177	—	584,941	(733,852)	—	9,197,691
Columbia Disciplined Growth Fund, Institutional 3 Class
	749,257	15,542	(112,053)	652,746	—	161,619	(265,549)	—	6,449,129
Columbia Disciplined Small Core Fund, Institutional 3 Class
	18,600	—	(18,600)	—	—	(25,911)	23,679	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	685,269	20,949	(77,289)	628,929	—	148,049	(675,999)	—	6,559,726
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	404,687	23,259	(427,946)	—	—	(184,702)	39,549	—	—
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	317,745	16,623	(49,960)	284,408	—	(73,581)	(342,669)	131,798	3,009,038
Columbia Emerging Markets Fund, Institutional 3 Class
	235,570	8,515	(20,194)	223,891	—	79,925	(961,168)	—	2,460,566
Columbia Government Money Market Fund, Institutional 3 Class, 1.742%
	—	932,922	(15,299)	917,623	—	—	—	3,487	917,623
Columbia Income Opportunities Fund, Institutional 3 Class
	532,001	25,094	(61,255)	495,840	—	(15,565)	(207,217)	182,884	4,705,519
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	518,143	27,581	(44,010)	501,714	—	(44,932)	(194,904)	154,301	4,515,423
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,226,761	35,856	(142,802)	1,119,815	—	(40,838)	(127,376)	197,778	10,783,818
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	386,780	14,185	(74,997)	325,968	—	(12,013)	44,827	97,475	3,210,784
Columbia Multi-Asset Income Fund, Institutional 3 Class
	904,167	47,267	—	951,434	—	—	(741,497)	450,190	8,696,112
Columbia Overseas Core Fund, Institutional 3 Class
	—	317,726	(18,321)	299,405	—	(7,872)	(326,094)	—	2,706,625
Columbia Overseas Value Fund, Institutional 3 Class
	462,157	36,730	(380,067)	118,820	16,903	718,775	(1,106,811)	3,667	1,082,449
Columbia Quality Income Fund, Institutional 3 Class
	6,961,590	225,241	(814,499)	6,372,332	—	(168,801)	(570,956)	723,537	33,327,300
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	503,728	31,262	(64,743)	470,247	302,076	189,292	(746,707)	12,477	6,545,840
Columbia Short-Term Cash Fund, 2.279%
	28,353,621	7,345,253	(6,862,507)	28,836,367	—	(374)	(2,456)	408,734	28,833,483
Columbia Small Cap Index Fund, Institutional 3 Class
	—	6,381	—	6,381	2,679	—	(7,774)	74	155,871
Columbia Total Return Bond Fund, Institutional 3 Class
	1,742,878	56,084	(191,900)	1,607,062	—	(63,435)	(356,957)	294,054	13,997,508
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	2,707,372	433,093	(293,444)	2,847,021	—	(289,675)	(440,215)	428,470	30,406,185
Total					334,431	884,399	(10,627,144)	3,928,907	218,898,967

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
10	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	13,436,175	—	—	—	13,436,175
Common Stocks
Communication Services	103,199	307,552	—	—	410,751
Consumer Discretionary	343,693	619,134	—	—	962,827
Consumer Staples	91,070	693,049	—	—	784,119
Energy	127,942	372,282	—	—	500,224
Financials	497,356	1,211,431	—	—	1,708,787
Health Care	446,688	735,795	—	—	1,182,483
Industrials	393,552	899,029	—	—	1,292,581
Information Technology	385,977	378,873	—	—	764,850
Materials	121,611	503,453	—	—	625,064
Real Estate	191,011	189,540	—	—	380,551
Utilities	86,523	222,234	—	—	308,757
Total Common Stocks	2,788,622	6,132,372	—	—	8,920,994
Equity Funds	39,697,656	—	—	—	39,697,656
Fixed-Income Funds	136,014,030	—	—	—	136,014,030
Preferred Stocks
Consumer Discretionary	—	80,353	—	—	80,353
Money Market Funds	917,623	—	—	28,833,483	29,751,106
Total Investments in Securities	192,854,106	6,212,725	—	28,833,483	227,900,314
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,811	—	—	1,811
Futures Contracts	357,771	—	—	—	357,771
Liability
Forward Foreign Currency Exchange Contracts	—	(183)	—	—	(183)
Futures Contracts	(305,301)	—	—	—	(305,301)
Swap Contracts	—	(8,350)	—	—	(8,350)
Total	192,906,576	6,206,003	—	28,833,483	227,946,062
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
12	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.9%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	3,877,450
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	481,823	2,587,390
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	2,107,847	19,265,718
Total Alternative Strategies Funds (Cost $28,155,017)		25,730,558

Common Stocks 2.7%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
Nippon Telegraph & Telephone Corp.	3,800	156,707
Telenor ASA	5,639	103,451
Vonage Holdings Corp.(b)	2,300	30,498
Total		290,656
Entertainment —%
Glu Mobile, Inc.(b)	2,250	15,862
Interactive Media & Services —%
Yelp, Inc.(b)	175	7,494
Media —%
Entravision Communications Corp., Class A	5,700	28,158
Gannett Co., Inc.	1,235	11,980
MSG Networks, Inc., Class A(b)	480	12,264
National CineMedia, Inc.	3,000	26,850
RTL Group SA	1,014	65,120
TechTarget, Inc.(b)	410	8,331
Total		152,703
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	965	30,234
NTT DoCoMo, Inc.	5,800	143,833
Total		174,067
Total Communication Services		640,782
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Dana, Inc.	420	6,539
Faurecia SA	731	35,528
Modine Manufacturing Co.(b)	700	9,107
Tenneco, Inc.	825	28,405
Tower International, Inc.	220	6,532
Total		86,111
Automobiles 0.1%
Fiat Chrysler Automobiles NV(b)	9,836	149,843
Peugeot SA	5,753	137,034
Suzuki Motor Corp.	1,800	89,760
Winnebago Industries, Inc.	90	2,481
Total		379,118
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	715	36,200
American Public Education, Inc.(b)	55	1,800
Sotheby’s (b)	555	23,310
Weight Watchers International, Inc.(b)	465	30,737
Total		92,047
Hotels, Restaurants & Leisure —%
BJ’s Restaurants, Inc.	135	8,259
Bloomin’ Brands, Inc.	580	11,571
Boyd Gaming Corp.	320	8,499
Brinker International, Inc.	695	30,128
Penn National Gaming, Inc.(b)	920	22,338
Sands China Ltd.	8,400	33,218
Total		114,013
Household Durables 0.1%
Berkeley Group Holdings PLC	3,320	148,569
Persimmon PLC	4,527	132,740
Taylor Wimpey PLC	37,011	76,402
TRI Pointe Group, Inc.(b)	670	7,973
Zagg, Inc.(b)	1,840	22,283
Total		387,967
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail —%
Stamps.com, Inc.(b)	161	32,550
Leisure Products —%
Sturm Ruger & Co., Inc.	470	27,913
Specialty Retail —%
Abercrombie & Fitch Co., Class A	1,480	29,156
American Eagle Outfitters, Inc.	1,150	26,519
Genesco, Inc.(b)	160	6,846
Hibbett Sports, Inc.(b)	1,430	24,982
Shoe Carnival, Inc.	670	27,289
Signet Jewelers Ltd.	555	31,108
Tailored Brands, Inc.	1,350	28,364
Tilly’s, Inc.	380	6,741
Total		181,005
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	2,965	68,634
Deckers Outdoor Corp.(b)	297	37,770
Fossil Group, Inc.(b)	460	9,987
Movado Group, Inc.	685	26,379
Pandora A/S	1,170	73,199
Total		215,969
Total Consumer Discretionary		1,516,693
Consumer Staples 0.2%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A(b)	101	31,036
Carlsberg A/S, Class B	684	75,452
Heineken Holding NV	540	46,790
Kirin Holdings Co., Ltd.	3,700	88,291
Total		241,569
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	250	8,235
Jeronimo Martins SGPS SA	5,595	68,822
Koninklijke Ahold Delhaize NV	6,456	147,929
SpartanNash Co.	1,040	18,564
Weis Markets, Inc.	145	6,692
Wesfarmers Ltd.	5,309	175,822
Total		426,064
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products —%
Cal-Maine Foods, Inc.	445	21,658
John B. Sanfilippo & Son, Inc.	395	24,909
Nestlé SA, Registered Shares	2,264	191,344
Total		237,911
Personal Products —%
Edgewell Personal Care Co.(b)	125	5,998
L’Oreal SA	151	34,018
Medifast, Inc.	24	5,080
Usana Health Sciences, Inc.(b)	251	29,372
Total		74,468
Tobacco —%
Imperial Brands PLC	5,157	174,877
Swedish Match AB	1,129	57,529
Total		232,406
Total Consumer Staples		1,212,418
Energy 0.2%
Energy Equipment & Services —%
Diamond Offshore Drilling, Inc.(b)	1,450	20,561
Mammoth Energy Services, Inc.	1,000	24,960
Matrix Service Co.(b)	1,020	20,737
Profire Energy, Inc.(b)	2,200	5,016
Total		71,274
Oil, Gas & Consumable Fuels 0.2%
Arch Coal, Inc.	37	3,548
California Resources Corp.(b)	215	6,738
CVR Energy, Inc.	580	24,940
Denbury Resources, Inc.(b)	600	2,070
ENI SpA	2,997	53,315
JXTG Holdings, Inc.	7,500	50,677
OMV AG	2,600	144,682
Par Pacific Holdings, Inc.(b)	860	15,205
Peabody Energy Corp.	320	11,344
Renewable Energy Group, Inc.(b)	1,030	32,012
Repsol SA	4,002	71,733
REX American Resources Corp.(b)	95	7,046
Royal Dutch Shell PLC, Class B	5,343	175,175
Southwestern Energy Co.(b)	1,900	10,146

14	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Statoil ASA	2,837	73,804
W&T Offshore, Inc.(b)	3,525	23,759
World Fuel Services Corp.	150	4,800
Total		710,994
Total Energy		782,268
Financials 0.5%
Banks 0.2%
BancFirst Corp.	170	9,755
Bancorp, Inc. (The)(b)	2,700	28,350
Bank Leumi Le-Israel BM	25,793	161,005
Banner Corp.	305	17,635
BNP Paribas SA	689	36,000
Cadence BanCorp	830	18,310
Cathay General Bancorp	775	29,194
Customers Bancorp, Inc.(b)	671	13,749
DBS Group Holdings Ltd.	8,300	140,830
Eagle Bancorp, Inc.(b)	295	14,505
Enterprise Financial Services Corp.	550	23,897
First BanCorp(b)	3,700	34,151
First Merchants Corp.	420	17,476
Hancock Whitney Corp.	740	31,050
Hope Bancorp, Inc.	1,760	25,485
International Bancshares Corp.	585	22,639
Intesa Sanpaolo SpA	27,242	60,261
Metropolitan Bank Holding Corp.(b)	75	2,764
OFG Bancorp	1,910	32,642
Preferred Bank	455	23,392
S&T Bancorp, Inc.	700	28,077
Societe Generale SA	3,710	136,485
Sumitomo Mitsui Financial Group, Inc.	4,900	190,782
TriState Capital Holdings, Inc.(b)	140	3,531
Total		1,101,965
Capital Markets 0.1%
3i Group PLC	2,982	33,474
Artisan Partners Asset Management, Inc., Class A	930	25,491
Cohen & Steers, Inc.	525	20,155
Macquarie Group Ltd.	503	41,946
Oppenheimer Holdings, Inc., Class A	120	3,691
Common Stocks (continued)
Issuer	Shares	Value ($)
Schroders PLC	2,307	79,028
Waddell & Reed Financial, Inc., Class A	1,390	26,507
Total		230,292
Consumer Finance —%
Curo Group Holdings Corp.(b)	1,000	14,070
Enova International, Inc.(b)	970	22,940
Green Dot Corp., Class A(b)	125	9,468
Nelnet, Inc., Class A	485	27,301
Total		73,779
Diversified Financial Services —%
ORIX Corp.	10,700	174,314
Insurance 0.2%
Aegon NV	26,355	162,031
Ageas	471	23,585
Allianz SE, Registered Shares	986	205,981
American Equity Investment Life Holding Co.	1,045	32,625
Assicurazioni Generali SpA	8,627	139,535
Aviva PLC	8,879	48,631
AXA SA	7,367	184,742
CNO Financial Group, Inc.	1,620	30,618
CNP Assurances	1,572	35,077
Universal Insurance Holdings, Inc.	706	29,638
Total		892,463
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	240	4,152
Arbor Realty Trust, Inc.	325	3,926
Invesco Mortgage Capital, Inc.	220	3,318
Ladder Capital Corp., Class A	1,840	30,985
Western Asset Mortgage Capital Corp.	1,625	16,201
Total		58,582
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	915	36,069
Federal Agricultural Mortgage Corp.	366	25,561
Merchants Bancorp	290	6,670
MGIC Investment Corp.(b)	3,055	37,302

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Radian Group, Inc.	1,950	37,420
Washington Federal, Inc.	260	7,322
Total		150,344
Total Financials		2,681,739
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	410	7,987
Adaptimmune Therapeutics PLC, ADR(b)	725	4,495
Alder Biopharmaceuticals, Inc.(b)	1,254	15,926
Atara Biotherapeutics, Inc.(b)	550	18,793
bluebird bio, Inc.(b)	103	11,814
Clovis Oncology, Inc.(b)	305	3,547
Dynavax Technologies Corp.(b)	840	8,308
Enanta Pharmaceuticals, Inc.(b)	60	4,630
Immunomedics, Inc.(b)	1,150	25,909
Insmed, Inc.(b)	558	8,147
Intercept Pharmaceuticals, Inc.(b)	120	11,521
Keryx Biopharmaceuticals, Inc.(b)	2,430	6,755
Loxo Oncology, Inc.(b)	145	22,136
Mirati Therapeutics, Inc.(b)	200	7,474
Nightstar Therapeutics PLC, ADR(b)	608	6,141
Puma Biotechnology, Inc.(b)	420	15,561
Sage Therapeutics, Inc.(b)	127	16,342
Sarepta Therapeutics(b)	130	17,389
Shire PLC	876	52,408
Spark Therapeutics, Inc.(b)	269	12,102
TESARO, Inc.(b)	375	10,830
uniQure NV(b)	530	13,637
Total		301,852
Health Care Equipment & Supplies —%
Haemonetics Corp.(b)	380	39,699
Integer Holdings Corp.(b)	350	26,064
LeMaitre Vascular, Inc.	705	18,823
SurModics, Inc.(b)	430	27,275
Varex Imaging Corp.(b)	610	15,836
Total		127,697
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,400	117,355
Magellan Health, Inc.(b)	412	26,805
Providence Service Corp. (The)(b)	395	26,106
RadNet, Inc.(b)	925	13,690
Tenet Healthcare Corp.(b)	1,125	28,946
Tivity Health, Inc.(b)	840	28,904
Triple-S Management Corp., Class B(b)	1,380	23,681
Total		265,487
Life Sciences Tools & Services —%
Luminex Corp.	450	12,946
Medpace Holdings, Inc.(b)	540	28,134
Total		41,080
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	390	20,740
ANI Pharmaceuticals, Inc.(b)	485	23,537
Astellas Pharma, Inc.	11,200	173,042
Bayer AG, Registered Shares	311	23,876
Dainippon Sumitomo Pharma Co., Ltd.	6,000	125,362
Endo International PLC(b)	2,090	35,405
GlaxoSmithKline PLC	8,764	169,287
GW Pharmaceuticals PLC, ADR(b)	75	10,312
Horizon Pharma PLC(b)	770	14,022
Mallinckrodt PLC(b)	420	10,525
Medicines Co. (The)(b)	360	8,374
Novartis AG, Registered Shares	1,823	159,720
Novo Nordisk A/S, Class B	289	12,500
Odonate Therapeutics, Inc.(b)	475	6,887
Phibro Animal Health Corp., Class A	440	18,885
Prestige Consumer Healthcare, Inc.(b)	350	12,656
Roche Holding AG, Genusschein Shares	1,201	292,275
Supernus Pharmaceuticals, Inc.(b)	325	15,457
Total		1,132,862
Total Health Care		1,868,978
Industrials 0.4%
Aerospace & Defense —%
National Presto Industries, Inc.	135	16,830

16	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics —%
Forward Air Corp.	80	4,799
Royal Mail PLC	26,148	119,987
Total		124,786
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	5,946	119,609
International Consolidated Airlines Group SA	16,084	124,244
Japan Airlines Co., Ltd.	300	10,647
Total		254,500
Building Products —%
Advanced Drainage Systems, Inc.	950	26,401
Continental Building Product(b)	900	25,029
Insteel Industries, Inc.	525	13,713
Masonite International Corp.(b)	195	10,801
NCI Building Systems, Inc.(b)	1,780	21,805
Total		97,749
Commercial Services & Supplies —%
ACCO Brands Corp.	2,040	16,463
Brady Corp., Class A	755	30,419
Deluxe Corp.	245	11,566
HNI Corp.	85	3,221
Quad/Graphics, Inc.	1,330	20,522
SP Plus Corp.(b)	500	15,980
Total		98,171
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	4,174	156,533
CIMIC Group Ltd.	4,581	153,807
Comfort Systems U.S.A., Inc.	560	29,949
EMCOR Group, Inc.	475	33,715
Kajima Corp.	3,000	38,630
Taisei Corp.	3,400	145,413
Total		558,047
Electrical Equipment —%
Atkore International Group, Inc.(b)	1,230	23,690
Fuji Electric Co., Ltd.	1,500	45,788
Generac Holdings, Inc.(b)	645	32,721
Total		102,199
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.1%
Atlas Copco AB, Class A	621	15,377
Federal Signal Corp.	480	10,555
Global Brass & Copper Holdings, Inc.	600	18,972
Gorman-Rupp Co.	215	7,418
Hillenbrand, Inc.	700	33,530
Kadant, Inc.	244	24,083
Meritor, Inc.(b)	410	6,966
Milacron Holdings Corp.(b)	1,470	20,580
Rexnord Corp.(b)	1,130	30,295
SPX FLOW, Inc.(b)	450	15,403
Watts Water Technologies, Inc., Class A	55	3,853
Total		187,032
Marine —%
Genco Shipping & Trading Ltd.(b)	525	5,786
Professional Services —%
Kforce, Inc.	780	24,039
Korn/Ferry International	335	15,122
Total		39,161
Road & Rail —%
ArcBest Corp.	695	25,798
Saia, Inc.(b)	215	13,515
USA Truck, Inc.(b)	160	3,147
Total		42,460
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	465	30,564
ITOCHU Corp.	8,400	155,786
Kaman Corp.	455	28,902
Marubeni Corp.	7,700	62,437
Mitsui & Co., Ltd.	3,700	61,822
Toyota Tsusho Corp.	4,600	166,008
Total		505,519
Total Industrials		2,032,240

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.2%
Communications Equipment —%
CalAmp Corp.(b)	1,300	25,922
Comtech Telecommunications Corp.	450	12,564
InterDigital, Inc.	395	28,025
NETGEAR, Inc.(b)	470	26,076
Netscout Systems, Inc.(b)	1,200	30,312
Total		122,899
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	710	11,843
Benchmark Electronics, Inc.	300	6,549
Fabrinet (b)	635	27,508
Hitachi Ltd.	5,600	171,193
Methode Electronics, Inc.	65	1,924
Tech Data Corp.(b)	444	31,373
Venture Corp., Ltd.	9,000	99,632
Vishay Intertechnology, Inc.	840	15,372
Total		365,394
IT Services —%
CACI International, Inc., Class A(b)	80	14,277
Cardtronics PLC, Class A(b)	160	4,345
Cass Information Systems, Inc.	60	3,966
Endurance International Group Holdings Inc(b)	1,075	10,610
EVERTEC, Inc.	1,140	29,731
MAXIMUS, Inc.	570	37,033
TTEC Holdings, Inc.	340	8,473
Total		108,435
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	3,630	25,955
Cirrus Logic, Inc.(b)	825	30,888
Diodes, Inc.(b)	909	27,443
Synaptics, Inc.(b)	680	25,527
Tokyo Electron Ltd.	600	80,969
Total		190,782
Common Stocks (continued)
Issuer	Shares	Value ($)
Software —%
CommVault Systems, Inc.(b)	315	18,339
Imperva, Inc.(b)	605	33,487
j2 Global, Inc.	444	32,341
MicroStrategy, Inc., Class A(b)	220	27,714
Paylocity Holding Corp.(b)	400	26,316
Progress Software Corp.	800	25,712
Tenable Holdings, Inc.(b)	705	20,078
Total		183,987
Technology Hardware, Storage & Peripherals 0.1%
Brother Industries Ltd.	4,100	75,037
Canon, Inc.	3,500	99,692
FUJIFILM Holdings Corp.	1,200	51,900
Immersion Corp.(b)	2,425	24,274
Total		250,903
Total Information Technology		1,222,400
Materials 0.2%
Chemicals —%
Covestro AG	1,863	120,530
Kronos Worldwide, Inc.	620	8,699
Trinseo SA	460	24,785
Total		154,014
Metals & Mining 0.1%
Anglo American PLC	3,019	64,644
BHP Billiton Ltd.	5,908	136,319
Fortescue Metals Group Ltd.	3,358	9,558
Materion Corp.	535	30,404
Rio Tinto PLC	4,083	198,501
Schnitzer Steel Industries, Inc., Class A	1,080	29,052
South32 Ltd.	32,536	83,915
Warrior Met Coal, Inc.	1,020	28,560
Total		580,953

18	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.1%
Boise Cascade Co.	700	21,553
Louisiana-Pacific Corp.	1,380	30,043
UPM-Kymmene OYJ	4,868	156,645
Verso Corp., Class A(b)	1,010	28,391
Total		236,632
Total Materials		971,599
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Chatham Lodging Trust	250	4,875
CorEnergy Infrastructure Trust, Inc.	708	25,580
DiamondRock Hospitality Co.	2,000	20,900
EastGroup Properties, Inc.	215	20,595
GEO Group, Inc. (The)	1,330	29,406
InfraREIT, Inc.	280	5,886
Investors Real Estate Trust	2,000	10,860
Klepierre	2,654	90,182
Mirvac Group	12,568	19,332
National Health Investors, Inc.	145	10,652
Pebblebrook Hotel Trust	875	29,496
Piedmont Office Realty Trust, Inc.	260	4,685
PS Business Parks, Inc.	183	23,900
Ryman Hospitality Properties, Inc.	75	5,819
Sunstone Hotel Investors, Inc.	2,110	30,532
Washington Prime Group, Inc.	800	5,120
Xenia Hotels & Resorts, Inc.	1,450	29,797
Total		367,617
Real Estate Management & Development —%
Altisource Portfolio Solutions SA(b)	90	2,271
CK Asset Holdings Ltd.	8,547	55,622
Henderson Land Development Co., Ltd.	2,000	9,328
HFF, Inc., Class A	715	26,276
Kerry Properties Ltd.	37,500	118,061
Marcus & Millichap, Inc.(b)	295	10,242
RE/MAX Holdings, Inc., Class A	355	13,274
RMR Group, Inc. (The), Class A	91	6,905
Total		241,979
Total Real Estate		609,596
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.1%
Electric Utilities —%
El Paso Electric Co.	415	23,676
IDACORP, Inc.	259	24,154
Portland General Electric Co.	781	35,207
Total		83,037
Gas Utilities —%
Chesapeake Utilities Corp.	285	22,643
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	610	31,214
Multi-Utilities 0.1%
AGL Energy Ltd.	5,431	69,357
Centrica PLC	62,822	118,200
Engie SA	11,429	152,428
Total		339,985
Water Utilities —%
SJW Corp.	115	6,984
Total Utilities		483,863
Total Common Stocks (Cost $14,366,480)		14,022,576

Equity Funds 30.1%
	Shares	Value ($)
International 7.2%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	1,871,998	11,868,464
Columbia Emerging Markets Fund, Institutional 3 Class(a)	585,516	6,434,817
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	1,364,082	12,331,305
Columbia Overseas Value Fund, Institutional 3 Class(a)	678,243	6,178,792
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	146,029	1,374,134
Total		38,187,512
U.S. Large Cap 21.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	628,774	16,436,144
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,270,494	28,290,359
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	1,408,000	13,911,036
Columbia Disciplined Value Fund, Institutional 3 Class(a)	2,669,477	27,842,646

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	213,095	9,214,250
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,472,261	20,493,874
Total		116,188,309
U.S. Small Cap 1.0%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	220,510	5,387,064
Total Equity Funds (Cost $144,601,668)		159,762,885

Fixed-Income Funds 50.2%

Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,004,628	10,628,967
High Yield 3.6%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	2,033,520	19,298,105
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	586,714	5,280,424
Investment Grade 43.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,407,651	52,291,986
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,284,506	12,369,788
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	821,050	8,087,340
Columbia Quality Income Fund, Institutional 3 Class(a)	13,941,443	72,913,749
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Total Return Bond Fund, Institutional 3 Class(a)	3,184,482	27,736,840
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,429,381	57,985,793
Total		231,385,496
Total Fixed-Income Funds (Cost $279,538,926)		266,592,992

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	11,634	122,970
Total Consumer Discretionary		122,970
Total Preferred Stocks (Cost $175,392)		122,970

Money Market Funds 11.6%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.742%(a),(c)	2,692,938	2,692,938
Columbia Short-Term Cash Fund, 2.279%(a),(c)	59,087,912	59,082,003
Total Money Market Funds (Cost $61,779,665)		61,774,941
Total Investments in Securities (Cost: $528,617,148)		528,006,922
Other Assets & Liabilities, Net		2,917,318
Net Assets		530,924,240

At October 31, 2018, securities and/or cash totaling $906,150 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
54,000 AUD	38,169 USD	JPMorgan	12/20/2018	—	(91)
424,000 ILS	115,561 USD	JPMorgan	12/20/2018	1,139	—
11,876,000 JPY	106,265 USD	JPMorgan	12/20/2018	561	—
640,000 NOK	76,896 USD	JPMorgan	12/20/2018	799	—
119,000 SGD	86,270 USD	JPMorgan	12/20/2018	271	—
67,163 USD	610,000 SEK	JPMorgan	12/20/2018	—	(186)
Total				2,770	(277)

20	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	135	12/2018	USD	10,205,325	725	—
S&P 500 E-mini	104	12/2018	USD	14,097,720	—	(787,904)
TOPIX Index	91	12/2018	JPY	1,493,310,000	—	(723,901)
U.S. Long Bond	36	12/2018	USD	5,097,448	—	(225,074)
Total					725	(1,736,879)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(242)	12/2018	USD	(11,576,070)	854,507	—
S&P/TSX 60 Index	(38)	12/2018	CAD	(6,795,920)	105,107	—
Total					959,614	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	USD	11,443,000	(29,916)	—	—	—	(29,916)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	179,129	12,760	(191,889)	—	44,881	62,863	10,764	12,313	—
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(534,497)	—	3,877,450
Columbia Commodity Strategy Fund, Institutional 3 Class
	1,229,507	86,971	(834,655)	481,823	—	(220,043)	(299,801)	—	2,587,390
Columbia Contrarian Core Fund, Institutional 3 Class
	714,178	9,904	(95,308)	628,774	—	1,134,684	(2,174,397)	—	16,436,144
Columbia Contrarian Europe Fund, Institutional 3 Class
	2,000,650	49,671	(178,323)	1,871,998	—	64,481	(2,528,292)	—	11,868,464
Columbia Corporate Income Fund, Institutional 3 Class
	5,783,333	185,861	(561,543)	5,407,651	—	(198,429)	(2,856,261)	1,353,865	52,291,986
Columbia Disciplined Core Fund, Institutional 3 Class
	2,645,533	32,448	(407,487)	2,270,494	—	2,569,313	(3,083,959)	—	28,290,359
Columbia Disciplined Growth Fund, Institutional 3 Class
	1,973,248	68,117	(633,365)	1,408,000	—	1,188,035	(1,348,636)	—	13,911,036
Columbia Disciplined Small Core Fund, Institutional 3 Class
	669,585	5,824	(675,409)	—	—	(1,600,701)	1,518,974	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	3,032,102	48,761	(411,386)	2,669,477	—	807,905	(3,094,784)	—	27,842,646
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	948,150	29,597	(977,747)	—	—	(535,744)	196,754	—	—
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	1,055,273	60,168	(110,813)	1,004,628	—	(9,802)	(1,397,828)	441,907	10,628,967
Columbia Emerging Markets Fund, Institutional 3 Class
	618,126	29,584	(62,194)	585,516	—	265,704	(2,529,432)	—	6,434,817
Columbia Government Money Market Fund, Institutional 3 Class, 1.742%
	—	2,927,887	(234,949)	2,692,938	—	—	—	10,603	2,692,938
Columbia Income Opportunities Fund, Institutional 3 Class
	2,142,454	94,025	(202,959)	2,033,520	—	(51,563)	(853,122)	737,116	19,298,105
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	597,419	33,076	(43,781)	586,714	—	(3,846)	(275,845)	179,496	5,280,424
Columbia Large Cap Growth Fund, Institutional 3 Class
	295,972	10,238	(93,115)	213,095	—	1,844,361	(2,013,870)	—	9,214,250
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,384,400	38,581	(138,475)	1,284,506	—	(44,689)	(142,714)	219,477	12,369,788
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	918,629	30,255	(127,834)	821,050	—	(22,832)	96,689	233,189	8,087,340
Columbia Multi-Asset Income Fund, Institutional 3 Class
	2,003,128	104,719	—	2,107,847	—	—	(1,642,740)	997,370	19,265,718
Columbia Overseas Core Fund, Institutional 3 Class
	—	1,399,936	(35,854)	1,364,082	—	(10,706)	(1,480,799)	—	12,331,305
Columbia Overseas Value Fund, Institutional 3 Class
	2,040,703	325,606	(1,688,066)	678,243	84,376	2,730,010	(4,613,570)	18,302	6,178,792
Columbia Pacific/Asia Fund, Institutional 3 Class
	141,474	17,833	(13,278)	146,029	71,288	31,246	(405,214)	—	1,374,134
Columbia Quality Income Fund, Institutional 3 Class
	15,250,681	396,548	(1,705,786)	13,941,443	—	(355,411)	(1,263,410)	1,571,655	72,913,749
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	1,677,191	97,352	(302,282)	1,472,261	899,228	894,449	(2,648,523)	37,141	20,493,874
Columbia Short-Term Cash Fund, 2.279%
	59,800,964	16,782,659	(17,495,711)	59,087,912	—	(940)	(4,957)	859,876	59,082,003
Columbia Small Cap Index Fund, Institutional 3 Class
	—	220,510	—	220,510	92,595	—	(268,664)	2,541	5,387,064
Columbia Total Return Bond Fund, Institutional 3 Class
	3,424,403	89,450	(329,371)	3,184,482	—	(109,933)	(719,188)	576,261	27,736,840
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,906,987	1,000,078	(477,684)	5,429,381	—	(251,602)	(1,098,699)	779,055	57,985,793
Total					1,192,368	8,176,810	(35,456,021)	8,030,167	513,861,376

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2018.
22	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	25,730,558	—	—	—	25,730,558
Common Stocks
Communication Services	171,671	469,111	—	—	640,782
Consumer Discretionary	571,766	944,927	—	—	1,516,693
Consumer Staples	151,544	1,060,874	—	—	1,212,418
Energy	212,882	569,386	—	—	782,268
Financials	828,032	1,853,707	—	—	2,681,739
Health Care	743,153	1,125,825	—	—	1,868,978
Industrials	656,152	1,376,088	—	—	2,032,240
Information Technology	643,977	578,423	—	—	1,222,400
Materials	201,487	770,112	—	—	971,599
Real Estate	317,071	292,525	—	—	609,596
Utilities	143,878	339,985	—	—	483,863
Total Common Stocks	4,641,613	9,380,963	—	—	14,022,576
Equity Funds	159,762,885	—	—	—	159,762,885
Fixed-Income Funds	266,592,992	—	—	—	266,592,992
Preferred Stocks
Consumer Discretionary	—	122,970	—	—	122,970
Money Market Funds	2,692,938	—	—	59,082,003	61,774,941
Total Investments in Securities	459,420,986	9,503,933	—	59,082,003	528,006,922
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,770	—	—	2,770
Futures Contracts	960,339	—	—	—	960,339
Liability
Forward Foreign Currency Exchange Contracts	—	(277)	—	—	(277)
Futures Contracts	(1,736,879)	—	—	—	(1,736,879)
Swap Contracts	—	(29,916)	—	—	(29,916)
Total	458,644,446	9,476,510	—	59,082,003	527,202,959
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
24	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.7%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	3,877,450
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,642,578	14,190,643
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	4,020,513	36,747,491
Total Alternative Strategies Funds (Cost $59,163,273)		54,815,584

Common Stocks 2.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
China Communications Services Corp., Ltd., Class H	128,000	103,728
Nippon Telegraph & Telephone Corp.	3,700	152,583
Telenor ASA	7,992	146,618
Vonage Holdings Corp.(b)	11,400	151,164
Total		554,093
Entertainment —%
Glu Mobile, Inc.(b)	11,000	77,550
Interactive Media & Services —%
Momo, Inc., ADR(b)	3,251	109,136
Yelp, Inc.(b)	850	36,397
YY, Inc., ADR(b)	479	30,608
Total		176,141
Media —%
Entravision Communications Corp., Class A	28,200	139,308
Gannett Co., Inc.	6,150	59,655
MSG Networks, Inc., Class A(b)	2,350	60,042
National CineMedia, Inc.	14,900	133,355
TechTarget, Inc.(b)	2,000	40,640
Total		433,000
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	4,750	148,818
NTT DoCoMo, Inc.	4,300	106,635
Total		255,453
Total Communication Services		1,496,237
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Auto Components —%
Dana, Inc.	2,050	31,919
Magna International, Inc.	3,272	161,083
Modine Manufacturing Co.(b)	3,400	44,234
Tenneco, Inc.	4,075	140,302
Tower International, Inc.	1,050	31,175
Total		408,713
Automobiles —%
Fiat Chrysler Automobiles NV(b)	9,198	140,124
Peugeot SA	2,088	49,735
Suzuki Motor Corp.	2,700	134,640
Winnebago Industries, Inc.	450	12,402
Total		336,901
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	3,525	178,471
American Public Education, Inc.(b)	275	9,001
Sotheby’s (b)	2,725	114,450
Weight Watchers International, Inc.(b)	2,315	153,021
Total		454,943
Hotels, Restaurants & Leisure —%
BJ’s Restaurants, Inc.	675	41,296
Bloomin’ Brands, Inc.	3,100	61,845
Boyd Gaming Corp.	1,600	42,496
Brinker International, Inc.	3,425	148,474
Penn National Gaming, Inc.(b)	4,550	110,474
Total		404,585
Household Durables 0.1%
Berkeley Group Holdings PLC	2,816	126,016
Persimmon PLC	3,368	98,756
Taylor Wimpey PLC	54,939	113,410
TRI Pointe Group, Inc.(b)	3,300	39,270
Zagg, Inc.(b)	9,100	110,201
Total		487,653
Internet & Direct Marketing Retail —%
Stamps.com, Inc.(b)	790	159,714
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products —%
Sturm Ruger & Co., Inc.	2,325	138,082
Multiline Retail —%
Next PLC	1,621	107,825
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	7,300	143,810
American Eagle Outfitters, Inc.	5,650	130,289
Genesco, Inc.(b)	775	33,162
Hibbett Sports, Inc.(b)	7,050	123,164
Shoe Carnival, Inc.	3,300	134,409
Signet Jewelers Ltd.	2,725	152,736
Tailored Brands, Inc.	6,700	140,767
Tilly’s, Inc.	1,900	33,706
Total		892,043
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	1,470	186,940
Fossil Group, Inc.(b)	2,300	49,933
Movado Group, Inc.	3,380	130,164
Total		367,037
Total Consumer Discretionary		3,757,496
Consumer Staples 0.1%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	500	153,645
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	1,100	36,234
Koninklijke Ahold Delhaize NV	7,134	163,465
Loblaw Companies Ltd.	400	20,005
SpartanNash Co.	5,150	91,928
Wal-Mart de Mexico SAB de CV, Class V	8,032	20,537
Weis Markets, Inc.	725	33,459
Wesfarmers Ltd.	5,595	185,294
Total		550,922
Food Products —%
Cal-Maine Foods, Inc.	2,200	107,074
John B. Sanfilippo & Son, Inc.	1,950	122,967
Uni-President Enterprises Corp.	19,000	46,053
WH Group Ltd.	163,000	114,469
Total		390,563
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products —%
Edgewell Personal Care Co.(b)	625	29,987
Medifast, Inc.	120	25,402
Usana Health Sciences, Inc.(b)	1,240	145,105
Total		200,494
Tobacco —%
Eastern Tobacco	32,865	29,509
Imperial Brands PLC	5,060	171,588
Swedish Match AB	2,839	144,662
Total		345,759
Total Consumer Staples		1,641,383
Energy 0.1%
Energy Equipment & Services —%
Diamond Offshore Drilling, Inc.(b)	7,150	101,387
Mammoth Energy Services, Inc.	4,925	122,928
Matrix Service Co.(b)	5,000	101,650
Profire Energy, Inc.(b)	10,800	24,624
Total		350,589
Oil, Gas & Consumable Fuels 0.1%
Arch Coal, Inc.	180	17,262
California Resources Corp.(b)	1,050	32,907
China Petroleum & Chemical Corp., Class H	150,000	122,186
China Shenhua Energy Co., Ltd., Class H	3,000	6,787
CVR Energy, Inc.	2,875	123,625
Denbury Resources, Inc.(b)	3,100	10,695
Imperial Oil Ltd.	4,300	134,313
MOL Hungarian Oil & Gas PLC	7,310	76,657
Motor Oil Hellas Corinth Refineries SA	2,219	52,529
OMV AG	1,610	89,592
Par Pacific Holdings, Inc.(b)	4,250	75,140
Peabody Energy Corp.	1,575	55,834
PTT PCL	121,700	187,141
Renewable Energy Group, Inc.(b)	5,100	158,508
REX American Resources Corp.(b)	470	34,860
Southwestern Energy Co.(b)	9,400	50,196

26	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
W&T Offshore, Inc.(b)	17,400	117,276
World Fuel Services Corp.	700	22,400
Total		1,367,908
Total Energy		1,718,497
Financials 0.4%
Banks 0.2%
Agricultural Bank of China Ltd., Class H	268,000	117,968
Akbank T.A.S.	8,105	9,585
BancFirst Corp.	850	48,773
Bancorp, Inc. (The)(b)	13,300	139,650
Bank Leumi Le-Israel BM	16,610	103,683
Banner Corp.	1,500	86,730
Cadence BanCorp	4,100	90,446
Cathay General Bancorp	3,900	146,913
Credicorp Ltd.	60	13,543
CTBC Financial Holding Co., Ltd.	135,000	90,400
Customers Bancorp, Inc.(b)	3,300	67,617
DBS Group Holdings Ltd.	3,600	61,083
Eagle Bancorp, Inc.(b)	1,450	71,297
Enterprise Financial Services Corp.	2,725	118,401
First BanCorp(b)	18,200	167,986
First Merchants Corp.	2,075	86,341
Hancock Whitney Corp.	3,650	153,154
Hope Bancorp, Inc.	8,700	125,976
Industrial Bank of Korea	8,013	104,638
International Bancshares Corp.	2,865	110,875
Metropolitan Bank Holding Corp.(b)	375	13,823
OFG Bancorp	9,400	160,646
Preferred Bank	2,250	115,672
Royal Bank of Canada	1,700	123,866
S&T Bancorp, Inc.	3,400	136,374
Societe Generale SA	3,638	133,836
Standard Bank Group Ltd.	13,770	152,452
Sumitomo Mitsui Financial Group, Inc.	1,000	38,935
Toronto-Dominion Bank (The)	100	5,548
TriState Capital Holdings, Inc.(b)	700	17,654
Turkiye Garanti Bankasi AS	6,597	8,250
Turkiye Is Bankasi AS	47,620	33,992
Total		2,856,107
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets —%
Artisan Partners Asset Management, Inc., Class A	4,550	124,716
CI Financial Corp.	3,700	54,722
Cohen & Steers, Inc.	2,575	98,854
Oppenheimer Holdings, Inc., Class A	550	16,918
Waddell & Reed Financial, Inc., Class A	6,850	130,630
Total		425,840
Consumer Finance —%
Curo Group Holdings Corp.(b)	4,950	69,647
Enova International, Inc.(b)	4,800	113,520
Green Dot Corp., Class A(b)	610	46,201
Nelnet, Inc., Class A	2,375	133,689
Total		363,057
Diversified Financial Services —%
EXOR NV	97	5,498
Fubon Financial Holding Co., Ltd.	14,000	21,964
ORIX Corp.	5,900	96,117
Total		123,579
Insurance 0.1%
Aegon NV	26,708	164,201
Allianz SE, Registered Shares	1,086	226,872
American Equity Investment Life Holding Co.	5,175	161,563
Assicurazioni Generali SpA	9,709	157,036
AXA SA	7,266	182,209
CNO Financial Group, Inc.	8,000	151,200
CNP Assurances	952	21,242
Legal & General Group PLC	13,053	41,961
Universal Insurance Holdings, Inc.	3,467	145,545
Total		1,251,829
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	1,200	20,760
Arbor Realty Trust, Inc.	1,600	19,328
Invesco Mortgage Capital, Inc.	1,100	16,588
Ladder Capital Corp., Class A	9,100	153,244
Western Asset Mortgage Capital Corp.	8,000	79,760
Total		289,680

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	4,525	178,375
Federal Agricultural Mortgage Corp.	1,820	127,109
Merchants Bancorp	1,450	33,350
MGIC Investment Corp.(b)	15,100	184,371
Radian Group, Inc.	9,600	184,224
Washington Federal, Inc.	1,300	36,608
Total		744,037
Total Financials		6,054,129
Health Care 0.3%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	2,050	39,934
Adaptimmune Therapeutics PLC, ADR(b)	3,600	22,320
Alder Biopharmaceuticals, Inc.(b)	6,215	78,930
Atara Biotherapeutics, Inc.(b)	2,700	92,259
bluebird bio, Inc.(b)	500	57,350
Clovis Oncology, Inc.(b)	1,475	17,154
Dynavax Technologies Corp.(b)	4,145	40,994
Enanta Pharmaceuticals, Inc.(b)	300	23,148
Immunomedics, Inc.(b)	5,660	127,520
Insmed, Inc.(b)	2,710	39,566
Intercept Pharmaceuticals, Inc.(b)	600	57,606
Keryx Biopharmaceuticals, Inc.(b)	12,015	33,402
Loxo Oncology, Inc.(b)	725	110,678
Mirati Therapeutics, Inc.(b)	1,025	38,304
Nightstar Therapeutics PLC, ADR(b)	2,909	29,381
Puma Biotechnology, Inc.(b)	2,075	76,879
Sage Therapeutics, Inc.(b)	635	81,712
Sarepta Therapeutics(b)	645	86,275
Shire PLC	651	38,947
Spark Therapeutics, Inc.(b)	1,310	58,937
TESARO, Inc.(b)	1,870	54,006
uniQure NV(b)	2,630	67,670
Total		1,272,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies —%
Haemonetics Corp.(b)	1,870	195,359
Integer Holdings Corp.(b)	1,720	128,088
LeMaitre Vascular, Inc.	3,500	93,450
SurModics, Inc.(b)	2,125	134,789
Varex Imaging Corp.(b)	3,000	77,880
Total		629,566
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,000	53,343
Magellan Health, Inc.(b)	2,020	131,421
Providence Service Corp. (The)(b)	1,940	128,215
RadNet, Inc.(b)	4,500	66,600
Tenet Healthcare Corp.(b)	5,550	142,801
Tivity Health, Inc.(b)	4,125	141,941
Triple-S Management Corp., Class B(b)	6,835	117,289
Total		781,610
Life Sciences Tools & Services —%
Luminex Corp.	2,250	64,732
Medpace Holdings, Inc.(b)	2,650	138,065
Total		202,797
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,940	103,169
ANI Pharmaceuticals, Inc.(b)	2,375	115,259
Astellas Pharma, Inc.	9,500	146,777
Bayer AG, Registered Shares	408	31,323
Endo International PLC(b)	10,300	174,482
GlaxoSmithKline PLC	8,694	167,935
GW Pharmaceuticals PLC, ADR(b)	370	50,871
Horizon Pharma PLC(b)	3,800	69,198
Mallinckrodt PLC(b)	2,100	52,626
Medicines Co. (The)(b)	1,790	41,635
Novartis AG, Registered Shares	1,000	87,614
Novo Nordisk A/S, Class B	2,109	91,219
Odonate Therapeutics, Inc.(b)	2,400	34,800
Phibro Animal Health Corp., Class A	2,175	93,351
Prestige Consumer Healthcare, Inc.(b)	1,725	62,376

28	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	1,110	270,130
Supernus Pharmaceuticals, Inc.(b)	1,575	74,907
Total		1,667,672
Total Health Care		4,554,617
Industrials 0.3%
Aerospace & Defense —%
National Presto Industries, Inc.	660	82,282
Air Freight & Logistics —%
Forward Air Corp.	375	22,496
Royal Mail PLC	2,548	11,692
Total		34,188
Airlines —%
Deutsche Lufthansa AG, Registered Shares	5,976	120,212
International Consolidated Airlines Group SA	17,554	135,599
Total		255,811
Building Products —%
Advanced Drainage Systems, Inc.	4,650	129,224
Continental Building Product(b)	4,440	123,476
Insteel Industries, Inc.	2,575	67,259
Masonite International Corp.(b)	950	52,621
NCI Building Systems, Inc.(b)	8,800	107,800
Total		480,380
Commercial Services & Supplies 0.1%
ACCO Brands Corp.	10,300	83,121
Brady Corp., Class A	3,725	150,080
Deluxe Corp.	1,200	56,652
HNI Corp.	425	16,103
Quad/Graphics, Inc.	6,550	101,067
SP Plus Corp.(b)	2,450	78,302
Total		485,325
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,269	47,590
CIMIC Group Ltd.	4,727	158,709
Comfort Systems U.S.A., Inc.	2,775	148,407
EMCOR Group, Inc.	2,300	163,254
Kajima Corp.	9,500	122,327
Taisei Corp.	3,700	158,244
Total		798,531
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment —%
Atkore International Group, Inc.(b)	6,050	116,523
Generac Holdings, Inc.(b)	3,175	161,068
Total		277,591
Industrial Conglomerates —%
CITIC Ltd.	121,000	181,804
Machinery 0.1%
Federal Signal Corp.	2,400	52,776
Global Brass & Copper Holdings, Inc.	2,975	94,069
Gorman-Rupp Co.	1,050	36,225
Hillenbrand, Inc.	3,400	162,860
Kadant, Inc.	1,200	118,440
Meritor, Inc.(b)	2,050	34,830
Milacron Holdings Corp.(b)	7,250	101,500
Rexnord Corp.(b)	5,550	148,795
SPX FLOW, Inc.(b)	2,225	76,162
Watts Water Technologies, Inc., Class A	260	18,213
Weichai Power Co., Ltd., Class H	95,000	93,917
Total		937,787
Marine —%
Genco Shipping & Trading Ltd.(b)	2,650	29,203
Professional Services —%
Kforce, Inc.	3,850	118,657
Korn/Ferry International	1,675	75,610
Total		194,267
Road & Rail —%
ArcBest Corp.	3,420	126,950
Saia, Inc.(b)	1,060	66,632
USA Truck, Inc.(b)	800	15,736
Total		209,318
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,300	151,179
ITOCHU Corp.	6,500	120,549
Kaman Corp.	2,250	142,920
Mitsubishi Corp.	300	8,443
Total		423,091
Total Industrials		4,389,578

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.3%
Communications Equipment —%
CalAmp Corp.(b)	6,400	127,616
Comtech Telecommunications Corp.	2,200	61,424
InterDigital, Inc.	1,950	138,352
NETGEAR, Inc.(b)	2,325	128,991
Netscout Systems, Inc.(b)	5,700	143,982
Total		600,365
Electronic Equipment, Instruments & Components 0.1%
AU Optronics Corp.	44,000	17,191
AVX Corp.	3,500	58,380
Benchmark Electronics, Inc.	1,500	32,745
Fabrinet (b)	3,150	136,458
Hitachi Ltd.	5,800	177,307
Methode Electronics, Inc.	325	9,620
Tech Data Corp.(b)	2,175	153,686
Venture Corp., Ltd.	6,900	76,384
Vishay Intertechnology, Inc.	4,150	75,945
Yageo Corp.	1,000	10,254
Total		747,970
IT Services —%
CACI International, Inc., Class A(b)	400	71,384
Cardtronics PLC, Class A(b)	800	21,728
Cass Information Systems, Inc.	300	19,830
Endurance International Group Holdings Inc(b)	5,300	52,311
EVERTEC, Inc.	5,650	147,352
MAXIMUS, Inc.	2,800	181,916
TTEC Holdings, Inc.	1,700	42,364
Total		536,885
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	17,870	127,770
Cirrus Logic, Inc.(b)	4,075	152,568
Diodes, Inc.(b)	4,490	135,553
GlobalWafers Co., Ltd.	9,000	71,645
Novatek Microelectronics	6,000	26,543
SK Hynix, Inc.	1,072	64,562
Common Stocks (continued)
Issuer	Shares	Value ($)
Synaptics, Inc.(b)	3,350	125,759
Tokyo Electron Ltd.	300	40,485
Total		744,885
Software 0.1%
CommVault Systems, Inc.(b)	1,550	90,241
Imperva, Inc.(b)	3,000	166,050
j2 Global, Inc.	2,185	159,156
MicroStrategy, Inc., Class A(b)	1,090	137,307
Paylocity Holding Corp.(b)	1,900	125,001
Progress Software Corp.	3,950	126,953
Tenable Holdings, Inc.(b)	3,475	98,968
Total		903,676
Technology Hardware, Storage & Peripherals —%
Canon, Inc.	3,000	85,450
Immersion Corp.(b)	12,000	120,120
Samsung Electronics Co., Ltd.	6,711	251,232
Total		456,802
Total Information Technology		3,990,583
Materials 0.1%
Chemicals —%
Covestro AG	1,933	125,060
Kronos Worldwide, Inc.	3,100	43,493
Kumho Petrochemical Co., Ltd.	606	46,036
Trinseo SA	2,225	119,883
Total		334,472
Metals & Mining 0.1%
Materion Corp.	2,650	150,599
Rio Tinto PLC	3,597	174,873
Schnitzer Steel Industries, Inc., Class A	5,300	142,570
Teck Resources Ltd., Class B	6,700	138,484
Warrior Met Coal, Inc.	5,050	141,400
Total		747,926

30	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products —%
Boise Cascade Co.	3,500	107,765
Louisiana-Pacific Corp.	6,800	148,036
UPM-Kymmene OYJ	3,512	113,011
Verso Corp., Class A(b)	4,950	139,144
West Fraser Timber Co., Ltd.	3,000	150,724
Total		658,680
Total Materials		1,741,078
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Chatham Lodging Trust	1,250	24,375
CorEnergy Infrastructure Trust, Inc.	3,641	131,549
DiamondRock Hospitality Co.	9,800	102,410
EastGroup Properties, Inc.	1,060	101,537
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	67,613	20,201
GEO Group, Inc. (The)	6,550	144,821
InfraREIT, Inc.	1,350	28,377
Investors Real Estate Trust	9,900	53,757
National Health Investors, Inc.	725	53,259
Pebblebrook Hotel Trust	4,300	144,953
Piedmont Office Realty Trust, Inc.	1,300	23,426
PS Business Parks, Inc.	908	118,585
Ryman Hospitality Properties, Inc.	380	29,484
Sunstone Hotel Investors, Inc.	10,400	150,488
Washington Prime Group, Inc.	3,800	24,320
Xenia Hotels & Resorts, Inc.	7,150	146,932
Total		1,298,474
Real Estate Management & Development —%
Agile Group Holdings Ltd.	6,000	6,894
Altisource Portfolio Solutions SA(b)	450	11,353
CK Asset Holdings Ltd.	13,500	87,855
Emaar Properties PJSC	67,935	94,260
HFF, Inc., Class A	3,525	129,544
Kerry Properties Ltd.	11,500	36,205
Marcus & Millichap, Inc.(b)	1,425	49,476
RE/MAX Holdings, Inc., Class A	1,750	65,432
Common Stocks (continued)
Issuer	Shares	Value ($)
RMR Group, Inc. (The), Class A	450	34,146
Shimao Property Holdings Ltd.	8,000	15,764
Total		530,929
Total Real Estate		1,829,403
Utilities 0.1%
Electric Utilities 0.1%
El Paso Electric Co.	2,050	116,952
Enel SpA	2,671	13,112
IDACORP, Inc.	1,280	119,373
Inter RAO UES PJSC	1,624,000	98,169
Manila Electric Co.	3,980	27,395
Portland General Electric Co.	3,860	174,009
Total		549,010
Gas Utilities —%
Chesapeake Utilities Corp.	1,410	112,024
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	3,025	154,789
Multi-Utilities —%
Centrica PLC	17,257	32,469
Engie SA	11,279	150,428
Total		182,897
Water Utilities —%
SJW Corp.	550	33,402
Total Utilities		1,032,122
Total Common Stocks (Cost $32,732,858)		32,205,123

Equity Funds 41.3%
	Shares	Value ($)
International 11.1%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	6,828,847	43,294,890
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,112,731	34,208,916
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	3,646,844	32,967,476
Columbia Overseas Value Fund, Institutional 3 Class(a)	2,173,833	19,803,619
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	3,783,473	35,602,478
Total		165,877,379

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 28.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,523,078	65,953,261
Columbia Disciplined Core Fund, Institutional 3 Class(a)	5,037,825	62,771,294
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	6,218,329	61,437,090
Columbia Disciplined Value Fund, Institutional 3 Class(a)	8,853,190	92,338,775
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	495,913	21,443,272
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,345,160	60,484,622
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,085,285	34,574,028
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	1,174,388	31,156,519
Total		430,158,861
U.S. Small Cap 1.4%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	827,996	20,227,939
Total Equity Funds (Cost $533,473,669)		616,264,179

Fixed-Income Funds 44.1%

Emerging Markets 1.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,292,534	24,255,016
High Yield 7.2%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,709,735	7,614,354
Columbia Income Opportunities Fund, Institutional 3 Class(a)	10,455,060	99,218,522
Total		106,832,876
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,674,552	15,070,967
Investment Grade 34.3%
Columbia Corporate Income Fund, Institutional 3 Class(a)	12,639,809	122,226,950
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	3,577,640	34,452,678
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	2,504,435	24,668,681
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Quality Income Fund, Institutional 3 Class(a)	12,620,269	66,004,009
Columbia Total Return Bond Fund, Institutional 3 Class(a)	21,944,607	191,137,525
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,877,687	73,453,697
Total		511,943,540
Total Fixed-Income Funds (Cost $691,934,445)		658,102,399

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	8,610	91,007
Total Consumer Discretionary		91,007
Energy —%
Oil, Gas & Consumable Fuels —%
Petroleo Brasileiro SA	8,900	66,029
Total Energy		66,029
Financials —%
Banks —%
Itau Unibanco Holding SA	11,900	157,132
Total Financials		157,132
Total Preferred Stocks (Cost $285,407)		314,168

Money Market Funds 7.9%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.742%(a),(c)	13,841,057	13,841,057
Columbia Short-Term Cash Fund, 2.279%(a),(c)	104,375,133	104,364,695
Total Money Market Funds (Cost $118,211,362)		118,205,752
Total Investments in Securities (Cost: $1,435,801,014)		1,479,907,205
Other Assets & Liabilities, Net		12,749,334
Net Assets		1,492,656,539

32	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
At October 31, 2018, securities and/or cash totaling $10,226,407 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
109,000 BRL	28,994 USD	Morgan Stanley	12/20/2018	—	(168)
95,000 CAD	72,908 USD	Morgan Stanley	12/20/2018	670	—
60,000 EUR	68,655 USD	Morgan Stanley	12/20/2018	393	—
19,299,000 HUF	68,129 USD	Morgan Stanley	12/20/2018	513	—
286,000 ILS	77,993 USD	Morgan Stanley	12/20/2018	811	—
132,917,000 KRW	116,848 USD	Morgan Stanley	12/20/2018	229	—
730,000 NOK	87,713 USD	Morgan Stanley	12/20/2018	916	—
94,000 SGD	68,144 USD	Morgan Stanley	12/20/2018	212	—
4,173,000 THB	126,774 USD	Morgan Stanley	12/20/2018	693	—
48,822 USD	748,794,000 IDR	Morgan Stanley	12/20/2018	—	(5)
185,514 USD	13,716,000 INR	Morgan Stanley	12/20/2018	—	(1,460)
38,689 USD	765,000 MXN	Morgan Stanley	12/20/2018	—	(1,335)
39,178 USD	163,000 MYR	Morgan Stanley	12/20/2018	—	(271)
Total				4,437	(3,239)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	260	12/2018	USD	23,562,500	—	(1,820,015)
Russell 2000 E-mini	211	12/2018	USD	15,950,545	145,381	—
Russell 2000 E-mini	3	12/2018	USD	226,785	—	(32,550)
S&P 500 E-mini	790	12/2018	USD	107,088,450	—	(6,225,037)
TOPIX Index	229	12/2018	JPY	3,757,890,000	—	(2,252,791)
U.S. Treasury 5-Year Note	167	12/2018	USD	18,838,869	—	(152,949)
Total					145,381	(10,483,342)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(867)	12/2018	USD	(41,472,945)	3,079,239	—
S&P/TSX 60 Index	(108)	12/2018	CAD	(19,314,720)	298,726	—
U.S. Ultra Bond	(59)	12/2018	USD	(9,153,217)	70,682	—
Total					3,448,647	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	USD	26,290,000	(68,731)	—	—	—	(68,731)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	7,269,000	24,673	—	—	24,673	—
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	USD	9,259,000	21,707	—	—	21,707	—
Total							(22,351)	—	—	46,380	(68,731)
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	877,566	44,384	(921,950)	—	223,338	406,963	(56,409)	61,272	—
Columbia Alternative Beta Fund, Institutional 3 Class
	468,858	—	(1)	468,857	—	—	(534,497)	—	3,877,450
Columbia Commodity Strategy Fund, Institutional 3 Class
	5,606,313	57,940	(3,021,675)	2,642,578	—	(834,310)	(1,632,360)	—	14,190,643
Columbia Contrarian Core Fund, Institutional 3 Class
	3,040,747	19,137	(536,806)	2,523,078	—	4,461,133	(8,650,406)	—	65,953,261
Columbia Contrarian Europe Fund, Institutional 3 Class
	7,084,152	38,115	(293,420)	6,828,847	—	515,180	(9,388,617)	—	43,294,890
Columbia Corporate Income Fund, Institutional 3 Class
	12,777,530	453,987	(591,708)	12,639,809	—	(54,774)	(6,871,207)	3,103,270	122,226,950
Columbia Disciplined Core Fund, Institutional 3 Class
	5,534,235	297,736	(794,146)	5,037,825	—	5,533,861	(6,636,102)	—	62,771,294
Columbia Disciplined Growth Fund, Institutional 3 Class
	7,154,635	12,245	(948,551)	6,218,329	—	2,092,106	(3,206,329)	—	61,437,090
Columbia Disciplined Small Core Fund, Institutional 3 Class
	2,464,721	7,712	(2,472,433)	—	—	(8,649,337)	8,350,505	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	9,372,113	22,679	(541,602)	8,853,190	—	1,198,689	(8,508,262)	—	92,338,775
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	2,193,131	22,162	(2,215,293)	—	—	(1,319,335)	508,002	—	—
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,279,821	123,804	(111,091)	2,292,534	—	6,695	(3,154,376)	990,824	24,255,016
Columbia Emerging Markets Fund, Institutional 3 Class
	3,251,073	44,107	(182,449)	3,112,731	—	781,712	(12,788,228)	—	34,208,916
Columbia Government Money Market Fund, Institutional 3 Class, 1.742%
	—	14,168,198	(327,141)	13,841,057	—	—	—	53,125	13,841,057
Columbia High Yield Bond Fund, Institutional 3 Class
	2,694,594	129,594	(114,453)	2,709,735	—	(11,399)	(368,082)	286,754	7,614,354
Columbia Income Opportunities Fund, Institutional 3 Class
	10,390,515	497,477	(432,932)	10,455,060	—	(62,592)	(4,436,795)	3,700,883	99,218,522
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,670,355	69,148	(64,951)	1,674,552	—	(54,514)	(753,099)	519,152	15,070,967
Columbia Large Cap Growth Fund, Institutional 3 Class
	572,781	1,348	(78,216)	495,913	—	1,891,556	(2,454,250)	—	21,443,272
Columbia Limited Duration Credit Fund, Institutional 3 Class
	3,606,288	96,458	(125,106)	3,577,640	—	(26,367)	(480,310)	603,112	34,452,678
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	2,726,182	87,462	(309,209)	2,504,435	—	(58,655)	274,887	708,959	24,668,681
34	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Multi-Asset Income Fund, Institutional 3 Class
	3,820,772	199,741	—	4,020,513	—	—	(3,133,369)	1,902,387	36,747,491
Columbia Overseas Core Fund, Institutional 3 Class
	—	3,700,402	(53,558)	3,646,844	—	(16,413)	(3,974,675)	—	32,967,476
Columbia Overseas Value Fund, Institutional 3 Class
	5,431,422	485,002	(3,742,591)	2,173,833	252,375	5,547,789	(10,869,401)	54,743	19,803,619
Columbia Pacific/Asia Fund, Institutional 3 Class
	3,752,261	196,518	(165,306)	3,783,473	1,909,651	617,141	(10,527,151)	—	35,602,478
Columbia Quality Income Fund, Institutional 3 Class
	12,765,970	401,946	(547,647)	12,620,269	—	(130,464)	(1,275,224)	1,366,789	66,004,009
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,459,948	633,579	(748,367)	4,345,160	2,648,358	1,306,532	(6,286,757)	109,385	60,484,622
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,282,544	162,164	(359,423)	2,085,285	2,848,324	2,337,134	(6,716,936)	—	34,574,028
Columbia Select Large Cap Value Fund, Institutional 3 Class
	1,251,639	3,719	(80,970)	1,174,388	—	1,189,553	(3,808,148)	—	31,156,519
Columbia Short-Term Cash Fund, 2.279%
	111,082,902	71,054,522	(77,762,291)	104,375,133	—	(3,987)	(6,984)	1,574,147	104,364,695
Columbia Small Cap Index Fund, Institutional 3 Class
	—	827,996	—	827,996	347,685	—	(1,008,808)	9,540	20,227,939
Columbia Total Return Bond Fund, Institutional 3 Class
	22,091,229	682,907	(829,529)	21,944,607	—	(227,448)	(5,307,627)	3,854,700	191,137,525
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,245,118	2,815,025	(182,456)	6,877,687	—	(70,664)	(1,385,802)	763,970	73,453,697
Total					8,229,731	16,365,785	(115,086,817)	19,663,012	1,447,387,914

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
Currency Legend  (continued)
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
36	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	54,815,584	—	—	—	54,815,584
Common Stocks
Communication Services	986,673	509,564	—	—	1,496,237
Consumer Discretionary	2,986,990	770,506	—	—	3,757,496
Consumer Staples	786,343	855,040	—	—	1,641,383
Energy	1,183,605	534,892	—	—	1,718,497
Financials	4,282,207	1,771,922	—	—	6,054,129
Health Care	3,667,329	887,288	—	—	4,554,617
Industrials	3,230,492	1,159,086	—	—	4,389,578
Information Technology	3,169,530	821,053	—	—	3,990,583
Materials	1,282,098	458,980	—	—	1,741,078
Real Estate	1,568,224	261,179	—	—	1,829,403
Utilities	710,549	321,573	—	—	1,032,122
Total Common Stocks	23,854,040	8,351,083	—	—	32,205,123
Equity Funds	616,264,179	—	—	—	616,264,179
Fixed-Income Funds	658,102,399	—	—	—	658,102,399
Preferred Stocks
Consumer Discretionary	—	91,007	—	—	91,007
Energy	66,029	—	—	—	66,029
Financials	157,132	—	—	—	157,132
Total Preferred Stocks	223,161	91,007	—	—	314,168
Money Market Funds	13,841,057	—	—	104,364,695	118,205,752
Total Investments in Securities	1,367,100,420	8,442,090	—	104,364,695	1,479,907,205
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,437	—	—	4,437
Futures Contracts	3,594,028	—	—	—	3,594,028
Swap Contracts	—	46,380	—	—	46,380
Liability
Forward Foreign Currency Exchange Contracts	—	(3,239)	—	—	(3,239)
Futures Contracts	(10,483,342)	—	—	—	(10,483,342)
Swap Contracts	—	(68,731)	—	—	(68,731)
Total	1,360,211,106	8,420,937	—	104,364,695	1,472,996,738
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	37

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.7%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	3,877,450
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	4,106,620	22,052,551
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	5,450,768	49,820,016
Total Alternative Strategies Funds (Cost $81,529,561)		75,750,017

Common Stocks 1.6%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services —%
China Communications Services Corp., Ltd., Class H	90,000	72,933
Nippon Telegraph & Telephone Corp.	2,600	107,221
Telenor ASA	5,561	102,020
Vonage Holdings Corp.(b)	12,600	167,076
Total		449,250
Entertainment —%
Glu Mobile, Inc.(b)	12,200	86,010
Interactive Media & Services —%
Momo, Inc., ADR(b)	2,268	76,137
Yelp, Inc.(b)	950	40,679
YY, Inc., ADR(b)	334	21,342
Total		138,158
Media 0.1%
Entravision Communications Corp., Class A	31,300	154,622
Gannett Co., Inc.	6,800	65,960
MSG Networks, Inc., Class A(b)	2,650	67,707
National CineMedia, Inc.	16,500	147,675
TechTarget, Inc.(b)	2,200	44,704
Total		480,668
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	5,300	166,049
NTT DoCoMo, Inc.	3,000	74,397
Total		240,446
Total Communication Services		1,394,532
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Auto Components —%
Dana, Inc.	2,300	35,811
Magna International, Inc.	2,278	112,148
Modine Manufacturing Co.(b)	3,800	49,438
Tenneco, Inc.	4,550	156,656
Tower International, Inc.	1,200	35,628
Total		389,681
Automobiles —%
Fiat Chrysler Automobiles NV(b)	6,419	97,788
Peugeot SA	1,457	34,705
Suzuki Motor Corp.	1,900	94,747
Winnebago Industries, Inc.	525	14,469
Total		241,709
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.(b)	3,900	197,457
American Public Education, Inc.(b)	325	10,637
Sotheby’s (b)	3,025	127,050
Weight Watchers International, Inc.(b)	2,550	168,555
Total		503,699
Hotels, Restaurants & Leisure —%
BJ’s Restaurants, Inc.	750	45,885
Bloomin’ Brands, Inc.	3,400	67,830
Boyd Gaming Corp.	1,750	46,480
Brinker International, Inc.	3,825	165,814
Penn National Gaming, Inc.(b)	5,050	122,614
Total		448,623
Household Durables —%
Berkeley Group Holdings PLC	1,965	87,933
Persimmon PLC	2,349	68,877
Taylor Wimpey PLC	38,226	78,910
TRI Pointe Group, Inc.(b)	3,600	42,840
Zagg, Inc.(b)	10,100	122,311
Total		400,871
Internet & Direct Marketing Retail —%
Stamps.com, Inc.(b)	880	177,910
38	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products —%
Sturm Ruger & Co., Inc.	2,575	152,929
Multiline Retail —%
Next PLC	1,131	75,231
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	8,100	159,570
American Eagle Outfitters, Inc.	6,300	145,278
Genesco, Inc.(b)	875	37,441
Hibbett Sports, Inc.(b)	7,850	137,140
Shoe Carnival, Inc.	3,650	148,665
Signet Jewelers Ltd.	3,025	169,551
Tailored Brands, Inc.	7,400	155,474
Tilly’s, Inc.	2,100	37,254
Total		990,373
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	1,630	207,287
Fossil Group, Inc.(b)	2,550	55,361
Movado Group, Inc.	3,750	144,412
Total		407,060
Total Consumer Discretionary		3,788,086
Consumer Staples 0.1%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	555	170,546
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	1,300	42,822
Koninklijke Ahold Delhaize NV	4,977	114,041
Loblaw Companies Ltd.	300	15,004
SpartanNash Co.	5,700	101,745
Wal-Mart de Mexico SAB de CV, Class V	5,604	14,329
Weis Markets, Inc.	800	36,920
Wesfarmers Ltd.	3,895	128,993
Total		453,854
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products —%
Cal-Maine Foods, Inc.	2,450	119,242
China Milk Products Group Ltd.(b),(c),(d),(e)	322,000	0
John B. Sanfilippo & Son, Inc.	2,150	135,579
Uni-President Enterprises Corp.	13,000	31,510
WH Group Ltd.	113,500	79,707
Total		366,038
Personal Products —%
Edgewell Personal Care Co.(b)	675	32,387
Medifast, Inc.	130	27,518
Usana Health Sciences, Inc.(b)	1,375	160,903
Total		220,808
Tobacco —%
Eastern Tobacco	22,865	20,530
Imperial Brands PLC	3,529	119,671
Swedish Match AB	1,981	100,942
Total		241,143
Total Consumer Staples		1,452,389
Energy 0.1%
Energy Equipment & Services —%
Diamond Offshore Drilling, Inc.(b)	7,950	112,731
Mammoth Energy Services, Inc.	5,450	136,032
Matrix Service Co.(b)	5,550	112,832
Profire Energy, Inc.(b)	12,000	27,360
Total		388,955
Oil, Gas & Consumable Fuels 0.1%
Arch Coal, Inc.	200	19,180
California Resources Corp.(b)	1,175	36,824
China Petroleum & Chemical Corp., Class H	104,000	84,716
China Shenhua Energy Co., Ltd., Class H	2,000	4,525
CVR Energy, Inc.	3,200	137,600
Denbury Resources, Inc.(b)	3,400	11,730
Imperial Oil Ltd.	3,000	93,707
MOL Hungarian Oil & Gas PLC	5,100	53,482
Motor Oil Hellas Corinth Refineries SA	1,548	36,645
OMV AG	1,123	62,492
Par Pacific Holdings, Inc.(b)	4,750	83,980
Peabody Energy Corp.	1,750	62,037

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	39

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PTT PCL	84,900	130,552
Renewable Energy Group, Inc.(b)	5,650	175,602
REX American Resources Corp.(b)	507	37,604
Southwestern Energy Co.(b)	10,400	55,536
W&T Offshore, Inc.(b)	19,300	130,082
World Fuel Services Corp.	800	25,600
Total		1,241,894
Total Energy		1,630,849
Financials 0.3%
Banks 0.1%
Agricultural Bank of China Ltd., Class H	187,000	82,314
Akbank T.A.S.	5,643	6,673
BancFirst Corp.	950	54,511
Bancorp, Inc. (The)(b)	14,800	155,400
Bank Leumi Le-Israel BM	11,589	72,341
Banner Corp.	1,675	96,848
Cadence BanCorp	4,550	100,373
Cathay General Bancorp	4,300	161,981
Credicorp Ltd.	42	9,480
CTBC Financial Holding Co., Ltd.	94,000	62,945
Customers Bancorp, Inc.(b)	3,640	74,584
DBS Group Holdings Ltd.	2,500	42,419
Eagle Bancorp, Inc.(b)	1,600	78,672
Enterprise Financial Services Corp.	3,025	131,436
First BanCorp(b)	20,200	186,446
First Merchants Corp.	2,300	95,703
Hancock Whitney Corp.	4,050	169,938
Hope Bancorp, Inc.	9,650	139,732
Industrial Bank of Korea	5,575	72,801
International Bancshares Corp.	3,190	123,453
Metropolitan Bank Holding Corp.(b)	400	14,744
OFG Bancorp	10,500	179,445
Preferred Bank	2,475	127,240
Royal Bank of Canada	1,200	87,435
S&T Bancorp, Inc.	3,800	152,418
Societe Generale SA	2,537	93,332
Standard Bank Group Ltd.	9,610	106,396
Sumitomo Mitsui Financial Group, Inc.	700	27,255
Toronto-Dominion Bank (The)	100	5,547
Common Stocks (continued)
Issuer	Shares	Value ($)
TriState Capital Holdings, Inc.(b)	750	18,915
Turkiye Garanti Bankasi AS	4,601	5,754
Turkiye Is Bankasi AS	33,223	23,715
Total		2,760,246
Capital Markets —%
Artisan Partners Asset Management, Inc., Class A	5,100	139,791
CI Financial Corp.	2,600	38,454
Cohen & Steers, Inc.	2,875	110,371
Oppenheimer Holdings, Inc., Class A	650	19,994
Waddell & Reed Financial, Inc., Class A	7,600	144,932
Total		453,542
Consumer Finance —%
Curo Group Holdings Corp.(b)	5,500	77,385
Enova International, Inc.(b)	5,300	125,345
Green Dot Corp., Class A(b)	670	50,746
Nelnet, Inc., Class A	2,650	149,168
Total		402,644
Diversified Financial Services —%
EXOR NV	68	3,854
Fubon Financial Holding Co., Ltd.	10,000	15,689
ORIX Corp.	4,100	66,793
Total		86,336
Insurance 0.1%
Aegon NV	18,583	114,249
Allianz SE, Registered Shares	758	158,351
American Equity Investment Life Holding Co.	5,750	179,515
Assicurazioni Generali SpA	6,772	109,532
AXA SA	5,059	126,864
CNO Financial Group, Inc.	8,850	167,265
CNP Assurances	663	14,793
Legal & General Group PLC	9,109	29,282
Universal Insurance Holdings, Inc.	3,848	161,539
Total		1,061,390

40	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	1,300	22,490
Arbor Realty Trust, Inc.	1,800	21,744
Invesco Mortgage Capital, Inc.	1,200	18,096
Ladder Capital Corp., Class A	10,100	170,084
Western Asset Mortgage Capital Corp.	8,900	88,733
Total		321,147
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	5,025	198,086
Federal Agricultural Mortgage Corp.	2,020	141,077
Merchants Bancorp	1,600	36,800
MGIC Investment Corp.(b)	16,790	205,006
Radian Group, Inc.	10,650	204,373
Washington Federal, Inc.	1,400	39,424
Total		824,766
Total Financials		5,910,071
Health Care 0.2%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	2,270	44,220
Adaptimmune Therapeutics PLC, ADR(b)	4,000	24,800
Alder Biopharmaceuticals, Inc.(b)	6,907	87,719
Atara Biotherapeutics, Inc.(b)	3,000	102,510
bluebird bio, Inc.(b)	560	64,232
Clovis Oncology, Inc.(b)	1,650	19,190
Dynavax Technologies Corp.(b)	4,595	45,445
Enanta Pharmaceuticals, Inc.(b)	350	27,006
Immunomedics, Inc.(b)	6,280	141,488
Insmed, Inc.(b)	3,029	44,223
Intercept Pharmaceuticals, Inc.(b)	670	64,327
Keryx Biopharmaceuticals, Inc.(b)	13,335	37,071
Loxo Oncology, Inc.(b)	805	122,891
Mirati Therapeutics, Inc.(b)	1,150	42,975
Nightstar Therapeutics PLC, ADR(b)	3,263	32,956
Puma Biotechnology, Inc.(b)	2,340	86,697
Sage Therapeutics, Inc.(b)	700	90,076
Sarepta Therapeutics(b)	715	95,638
Shire PLC	454	27,161
Spark Therapeutics, Inc.(b)	1,446	65,056
Common Stocks (continued)
Issuer	Shares	Value ($)
TESARO, Inc.(b)	2,075	59,926
uniQure NV(b)	2,920	75,132
Total		1,400,739
Health Care Equipment & Supplies —%
Haemonetics Corp.(b)	2,080	217,298
Integer Holdings Corp.(b)	1,915	142,610
LeMaitre Vascular, Inc.	3,850	102,795
SurModics, Inc.(b)	2,350	149,060
Varex Imaging Corp.(b)	3,350	86,966
Total		698,729
Health Care Providers & Services —%
Alfresa Holdings Corp.	1,400	37,340
Magellan Health, Inc.(b)	2,250	146,385
Providence Service Corp. (The)(b)	2,150	142,094
RadNet, Inc.(b)	5,000	74,000
Tenet Healthcare Corp.(b)	6,150	158,240
Tivity Health, Inc.(b)	4,600	158,286
Triple-S Management Corp., Class B(b)	7,595	130,330
Total		846,675
Life Sciences Tools & Services —%
Luminex Corp.	2,450	70,486
Medpace Holdings, Inc.(b)	2,950	153,695
Total		224,181
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	2,140	113,805
ANI Pharmaceuticals, Inc.(b)	2,650	128,605
Astellas Pharma, Inc.	6,600	101,971
Bayer AG, Registered Shares	285	21,880
Endo International PLC(b)	11,500	194,810
GlaxoSmithKline PLC	6,049	116,843
GW Pharmaceuticals PLC, ADR(b)	420	57,746
Horizon Pharma PLC(b)	4,210	76,664
Mallinckrodt PLC(b)	2,300	57,638
Medicines Co. (The)(b)	1,990	46,287
Novartis AG, Registered Shares	696	60,979
Novo Nordisk A/S, Class B	1,472	63,668
Odonate Therapeutics, Inc.(b)	2,700	39,150
Phibro Animal Health Corp., Class A	2,400	103,008

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	41

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Prestige Consumer Healthcare, Inc.(b)	1,900	68,704
Roche Holding AG, Genusschein Shares	774	188,361
Supernus Pharmaceuticals, Inc.(b)	1,720	81,803
Total		1,521,922
Total Health Care		4,692,246
Industrials 0.2%
Aerospace & Defense —%
National Presto Industries, Inc.	740	92,256
Air Freight & Logistics —%
Forward Air Corp.	425	25,496
Royal Mail PLC	1,777	8,154
Total		33,650
Airlines —%
Deutsche Lufthansa AG, Registered Shares	4,167	83,823
International Consolidated Airlines Group SA	12,221	94,403
Total		178,226
Building Products —%
Advanced Drainage Systems, Inc.	5,200	144,508
Continental Building Product(b)	4,940	137,381
Insteel Industries, Inc.	2,850	74,442
Masonite International Corp.(b)	1,050	58,160
NCI Building Systems, Inc.(b)	9,750	119,437
Total		533,928
Commercial Services & Supplies —%
ACCO Brands Corp.	11,400	91,998
Brady Corp., Class A	4,150	167,204
Deluxe Corp.	1,325	62,553
HNI Corp.	475	17,998
Quad/Graphics, Inc.	7,300	112,639
SP Plus Corp.(b)	2,725	87,091
Total		539,483
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	885	33,189
CIMIC Group Ltd.	3,299	110,764
Comfort Systems U.S.A., Inc.	3,075	164,451
EMCOR Group, Inc.	2,600	184,548
Common Stocks (continued)
Issuer	Shares	Value ($)
Kajima Corp.	6,500	83,698
Taisei Corp.	2,600	111,198
Total		687,848
Electrical Equipment —%
Atkore International Group, Inc.(b)	6,700	129,042
Generac Holdings, Inc.(b)	3,525	178,823
Total		307,865
Industrial Conglomerates —%
CITIC Ltd.	84,000	126,211
Machinery 0.1%
Federal Signal Corp.	2,650	58,273
Global Brass & Copper Holdings, Inc.	3,300	104,346
Gorman-Rupp Co.	1,150	39,675
Hillenbrand, Inc.	3,800	182,020
Kadant, Inc.	1,340	132,258
Meritor, Inc.(b)	2,250	38,228
Milacron Holdings Corp.(b)	8,050	112,700
Rexnord Corp.(b)	6,200	166,222
SPX FLOW, Inc.(b)	2,450	83,863
Watts Water Technologies, Inc., Class A	300	21,015
Weichai Power Co., Ltd., Class H	66,000	65,248
Total		1,003,848
Marine —%
Genco Shipping & Trading Ltd.(b)	2,900	31,958
Professional Services —%
Kforce, Inc.	4,275	131,756
Korn/Ferry International	1,850	83,509
Total		215,265
Road & Rail —%
ArcBest Corp.	3,815	141,613
Saia, Inc.(b)	1,175	73,860
USA Truck, Inc.(b)	900	17,703
Total		233,176

42	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,555	167,940
ITOCHU Corp.	4,500	83,457
Kaman Corp.	2,500	158,800
Mitsubishi Corp.	200	5,629
Total		415,826
Total Industrials		4,399,540
Information Technology 0.2%
Communications Equipment —%
CalAmp Corp.(b)	7,150	142,571
Comtech Telecommunications Corp.	2,450	68,404
InterDigital, Inc.	2,170	153,961
NETGEAR, Inc.(b)	2,575	142,861
Netscout Systems, Inc.(b)	6,300	159,138
Total		666,935
Electronic Equipment, Instruments & Components —%
AU Optronics Corp.	31,000	12,112
AVX Corp.	3,900	65,052
Benchmark Electronics, Inc.	1,650	36,019
Fabrinet (b)	3,500	151,620
Hitachi Ltd.	4,000	122,281
Methode Electronics, Inc.	350	10,360
Tech Data Corp.(b)	2,435	172,057
Venture Corp., Ltd.	4,800	53,137
Vishay Intertechnology, Inc.	4,600	84,180
Yageo Corp.	1,000	10,254
Total		717,072
IT Services —%
CACI International, Inc., Class A(b)	400	71,384
Cardtronics PLC, Class A(b)	900	24,444
Cass Information Systems, Inc.	325	21,483
Endurance International Group Holdings Inc(b)	5,900	58,233
EVERTEC, Inc.	6,250	163,000
MAXIMUS, Inc.	3,125	203,031
TTEC Holdings, Inc.	1,850	46,102
Total		587,677
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	19,845	141,892
Cirrus Logic, Inc.(b)	4,525	169,416
Diodes, Inc.(b)	4,985	150,497
GlobalWafers Co., Ltd.	6,000	47,763
Novatek Microelectronics	4,000	17,696
SK Hynix, Inc.	748	45,049
Synaptics, Inc.(b)	3,725	139,836
Tokyo Electron Ltd.	200	26,990
Total		739,139
Software 0.1%
CommVault Systems, Inc.(b)	1,725	100,429
Imperva, Inc.(b)	3,325	184,039
j2 Global, Inc.	2,425	176,637
MicroStrategy, Inc., Class A(b)	1,210	152,424
Paylocity Holding Corp.(b)	2,100	138,159
Progress Software Corp.	4,400	141,416
Tenable Holdings, Inc.(b)	3,850	109,648
Total		1,002,752
Technology Hardware, Storage & Peripherals —%
Canon, Inc.	2,100	59,815
Immersion Corp.(b)	13,300	133,133
Samsung Electronics Co., Ltd.	4,682	175,275
Total		368,223
Total Information Technology		4,081,798
Materials 0.1%
Chemicals —%
Covestro AG	1,348	87,212
Kronos Worldwide, Inc.	3,400	47,702
Kumho Petrochemical Co., Ltd.	423	32,134
Trinseo SA	2,570	138,472
Total		305,520

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.1%
Materion Corp.	2,930	166,512
Rio Tinto PLC	2,508	121,930
Schnitzer Steel Industries, Inc., Class A	5,900	158,710
Teck Resources Ltd., Class B	4,700	97,145
Warrior Met Coal, Inc.	5,600	156,800
Total		701,097
Paper & Forest Products —%
Boise Cascade Co.	3,900	120,081
Louisiana-Pacific Corp.	7,600	165,452
UPM-Kymmene OYJ	2,451	78,870
Verso Corp., Class A(b)	5,500	154,605
West Fraser Timber Co., Ltd.	2,100	105,506
Total		624,514
Total Materials		1,631,131
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Chatham Lodging Trust	1,400	27,300
CorEnergy Infrastructure Trust, Inc.	4,043	146,074
DiamondRock Hospitality Co.	10,900	113,905
EastGroup Properties, Inc.	1,180	113,032
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	47,172	14,093
GEO Group, Inc. (The)	7,300	161,403
InfraREIT, Inc.	1,500	31,530
Investors Real Estate Trust	11,000	59,730
National Health Investors, Inc.	800	58,768
Pebblebrook Hotel Trust	4,800	161,808
Piedmont Office Realty Trust, Inc.	1,450	26,129
PS Business Parks, Inc.	1,006	131,384
Ryman Hospitality Properties, Inc.	420	32,588
Sunstone Hotel Investors, Inc.	11,600	167,852
Washington Prime Group, Inc.	4,300	27,520
Xenia Hotels & Resorts, Inc.	7,950	163,372
Total		1,436,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development —%
Agile Group Holdings Ltd.	4,000	4,596
Altisource Portfolio Solutions SA(b)	500	12,615
CK Asset Holdings Ltd.	9,500	61,824
Emaar Properties PJSC	47,406	65,776
HFF, Inc., Class A	3,925	144,244
Kerry Properties Ltd.	8,000	25,186
Marcus & Millichap, Inc.(b)	1,600	55,552
RE/MAX Holdings, Inc., Class A	1,950	72,910
RMR Group, Inc. (The), Class A	500	37,940
Shimao Property Holdings Ltd.	5,500	10,837
Total		491,480
Total Real Estate		1,927,968
Utilities —%
Electric Utilities —%
El Paso Electric Co.	2,275	129,789
Enel SpA	1,863	9,145
IDACORP, Inc.	1,420	132,429
Inter RAO UES PJSC	1,130,000	68,307
Manila Electric Co.	2,780	19,136
Portland General Electric Co.	4,295	193,619
Total		552,425
Gas Utilities —%
Chesapeake Utilities Corp.	1,565	124,339
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	3,350	171,420
Multi-Utilities —%
Centrica PLC	12,037	22,648
Engie SA	7,848	104,668
Total		127,316
Water Utilities —%
SJW Corp.	610	37,045
Total Utilities		1,012,545
Total Common Stocks (Cost $32,722,715)		31,921,155

44	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Equity Funds 53.2%
	Shares	Value ($)
International 14.5%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	9,130,211	57,885,540
Columbia Emerging Markets Fund, Institutional 3 Class(a)	7,753,456	85,210,486
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	6,667,570	60,274,831
Columbia Overseas Value Fund, Institutional 3 Class(a)	3,088,264	28,134,081
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	6,737,174	63,396,806
Total		294,901,744
U.S. Large Cap 37.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,396,143	114,915,167
Columbia Disciplined Core Fund, Institutional 3 Class(a)	9,238,317	115,109,427
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	8,330,920	82,309,489
Columbia Disciplined Value Fund, Institutional 3 Class(a)	15,498,869	161,653,209
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	1,355,735	58,622,005
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	7,278,358	101,314,739
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,979,499	65,980,098
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	2,250,539	59,706,791
Total		759,610,925
U.S. Small Cap 1.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a),(b)	278,232	5,742,707
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	454,655	9,502,290
Columbia Small Cap Index Fund, Institutional 3 Class(a)	416,960	10,186,340
Total		25,431,337
Total Equity Funds (Cost $936,591,654)		1,079,944,006

Fixed-Income Funds 25.5%

Emerging Markets 1.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,227,303	23,564,859
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 7.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	20,198,463	56,757,681
Columbia Income Opportunities Fund, Institutional 3 Class(a)	9,808,213	93,079,936
Total		149,837,617
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,119,470	10,075,233
Investment Grade 16.4%
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,705,992	151,876,947
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,867,910	18,398,917
Columbia Quality Income Fund, Institutional 3 Class(a)	21,852,897	114,290,650
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,550,020	48,594,212
Total		333,160,726
Total Fixed-Income Funds (Cost $540,058,081)		516,638,435

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	6,007	63,493
Total Consumer Discretionary		63,493
Energy —%
Oil, Gas & Consumable Fuels —%
Petroleo Brasileiro SA	6,200	45,998
Total Energy		45,998
Financials —%
Banks —%
Itau Unibanco Holding SA	8,300	109,596
Total Financials		109,596
Total Preferred Stocks (Cost $199,034)		219,087

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Money Market Funds 14.9%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.742%(a),(f)	22,881,064	22,881,064
Columbia Short-Term Cash Fund, 2.279%(a),(f)	279,960,716	279,932,720
Total Money Market Funds (Cost $302,828,524)		302,813,784
Total Investments in Securities (Cost: $1,893,929,569)		2,007,286,484
Other Assets & Liabilities, Net		21,698,529
Net Assets		2,028,985,013
At October 31, 2018, securities and/or cash totaling $19,966,805 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
76,000 BRL	20,216 USD	Morgan Stanley	12/20/2018	—	(117)
71,000 CAD	54,490 USD	Morgan Stanley	12/20/2018	501	—
42,000 EUR	48,058 USD	Morgan Stanley	12/20/2018	275	—
13,466,000 HUF	47,537 USD	Morgan Stanley	12/20/2018	358	—
200,000 ILS	54,540 USD	Morgan Stanley	12/20/2018	567	—
92,743,000 KRW	81,531 USD	Morgan Stanley	12/20/2018	159	—
510,000 NOK	61,279 USD	Morgan Stanley	12/20/2018	640	—
66,000 SGD	47,846 USD	Morgan Stanley	12/20/2018	149	—
2,912,000 THB	88,466 USD	Morgan Stanley	12/20/2018	483	—
34,065 USD	522,471,000 IDR	Morgan Stanley	12/20/2018	—	(3)
129,452 USD	9,571,000 INR	Morgan Stanley	12/20/2018	—	(1,019)
27,006 USD	534,000 MXN	Morgan Stanley	12/20/2018	—	(932)
27,401 USD	114,000 MYR	Morgan Stanley	12/20/2018	—	(189)
Total				3,132	(2,260)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	135	12/2018	EUR	4,311,900	—	(205,618)
MSCI EAFE Index Future	221	12/2018	USD	20,028,125	—	(1,547,013)
Russell 2000 E-mini	588	12/2018	USD	44,449,860	—	(3,621,105)
S&P 500 E-mini	1,575	12/2018	USD	213,499,125	—	(14,061,431)
TOPIX Index	329	12/2018	JPY	5,398,890,000	—	(3,563,757)
U.S. Long Bond	122	12/2018	USD	17,274,686	—	(762,750)
U.S. Treasury 10-Year Note	12	12/2018	USD	1,433,797	—	(21,493)
U.S. Treasury 5-Year Note	420	12/2018	USD	47,379,192	—	(384,662)
Total					—	(24,167,829)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(1,430)	12/2018	USD	(68,404,050)	5,104,097	—
S&P/TSX 60 Index	(147)	12/2018	CAD	(26,289,480)	406,599	—
Total					5,510,696	—

46	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	USD	25,836,000	(67,544)	—	—	—	(67,544)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	25,001,000	84,860	—	—	84,860	—
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	USD	12,512,000	29,334	—	—	29,334	—
Total							46,650	—	—	114,194	(67,544)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	1,079,795	40,142	(1,119,937)	—	292,950	421,126	(1,356)	80,369	—
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(534,497)	—	3,877,450
Columbia Commodity Strategy Fund, Institutional 3 Class
	9,257,066	10,627	(5,161,073)	4,106,620	—	(1,527,974)	(2,633,621)	—	22,052,551
Columbia Contrarian Core Fund, Institutional 3 Class
	5,115,562	1,433	(720,852)	4,396,143	—	8,009,322	(15,463,288)	—	114,915,167
Columbia Contrarian Europe Fund, Institutional 3 Class
	9,628,851	5,381	(504,021)	9,130,211	—	803,033	(12,809,989)	—	57,885,540
Columbia Corporate Income Fund, Institutional 3 Class
	16,435,982	418,893	(1,148,883)	15,705,992	—	43,290	(8,840,260)	3,930,867	151,876,947
Columbia Disciplined Core Fund, Institutional 3 Class
	11,023,846	827	(1,786,356)	9,238,317	—	11,706,872	(13,834,530)	—	115,109,427
Columbia Disciplined Growth Fund, Institutional 3 Class
	9,636,834	1,168	(1,307,082)	8,330,920	—	2,331,316	(3,793,897)	—	82,309,489
Columbia Disciplined Small Core Fund, Institutional 3 Class
	1,244,035	1,125	(1,245,160)	—	—	(4,586,420)	4,430,399	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	16,530,865	4,364	(1,036,360)	15,498,869	—	2,126,150	(15,140,713)	—	161,653,209
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	2,571,926	5,307	(2,577,233)	—	—	(1,544,340)	604,703	—	—
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,266,469	89,225	(128,391)	2,227,303	—	(50,198)	(3,027,102)	966,359	23,564,859
Columbia Emerging Markets Fund, Institutional 3 Class
	8,152,466	5,346	(404,356)	7,753,456	—	1,704,507	(31,934,461)	—	85,210,486
Columbia Government Money Market Fund, Institutional 3 Class, 1.742%
	—	24,179,768	(1,298,704)	22,881,064	—	—	—	89,761	22,881,064
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia High Yield Bond Fund, Institutional 3 Class
	20,909,613	788,794	(1,499,944)	20,198,463	—	(203,715)	(2,697,446)	2,190,851	56,757,681
Columbia Income Opportunities Fund, Institutional 3 Class
	10,112,626	379,665	(684,078)	9,808,213	—	141,994	(4,468,290)	3,546,896	93,079,936
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,117,062	39,413	(37,005)	1,119,470	—	3,526	(539,971)	345,179	10,075,233
Columbia Large Cap Growth Fund, Institutional 3 Class
	1,580,124	580	(224,969)	1,355,735	—	4,801,460	(6,321,490)	—	58,622,005
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,996,078	54,866	(183,034)	1,867,910	—	(38,605)	187,554	515,864	18,398,917
Columbia Multi-Asset Income Fund, Institutional 3 Class
	5,179,971	270,797	—	5,450,768	—	—	(4,248,032)	2,579,140	49,820,016
Columbia Overseas Core Fund, Institutional 3 Class
	—	6,854,840	(187,270)	6,667,570	—	(42,664)	(7,161,809)	—	60,274,831
Columbia Overseas Value Fund, Institutional 3 Class
	10,009,973	60,670	(6,982,379)	3,088,264	391,908	10,313,562	(19,265,658)	85,009	28,134,081
Columbia Pacific/Asia Fund, Institutional 3 Class
	6,715,411	316,704	(294,941)	6,737,174	3,381,843	1,113,520	(18,818,173)	—	63,396,806
Columbia Quality Income Fund, Institutional 3 Class
	22,731,787	495,673	(1,374,563)	21,852,897	—	(316,004)	(2,176,286)	2,412,459	114,290,650
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,949,940	1,824,427	(1,496,009)	7,278,358	4,084,764	2,965,058	(10,968,565)	168,712	101,314,739
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	4,369,718	292,219	(682,438)	3,979,499	5,371,535	4,621,287	(12,822,254)	—	65,980,098
Columbia Select Large Cap Value Fund, Institutional 3 Class
	2,413,643	1,050	(164,154)	2,250,539	—	2,162,537	(7,297,831)	—	59,706,791
Columbia Select Small Cap Value Fund, Institutional 3 Class
	303,390	267	(25,425)	278,232	—	62,392	(551,655)	—	5,742,707
Columbia Short-Term Cash Fund, 2.279%
	293,866,699	161,484,035	(175,390,018)	279,960,716	—	(11,035)	(18,104)	4,162,396	279,932,720
Columbia Small Cap Growth Fund I, Institutional 3 Class
	535,718	687	(81,750)	454,655	—	(736,562)	1,052,480	—	9,502,290
Columbia Small Cap Index Fund, Institutional 3 Class
	—	416,960	—	416,960	175,086	—	(508,013)	4,804	10,186,340
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	1,462,553	3,229,336	(141,869)	4,550,020	—	(154,042)	(637,234)	334,808	48,594,212
Total					13,698,086	44,119,393	(200,239,389)	21,413,474	1,975,146,242

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2018, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Negligible market value.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2018.
48	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	75,750,017	—	—	—	75,750,017
Common Stocks
Communication Services	1,037,961	356,571	—	—	1,394,532
Consumer Discretionary	3,249,895	538,191	—	—	3,788,086
Consumer Staples	856,995	595,394	0*	—	1,452,389
Energy	1,258,437	372,412	—	—	1,630,849
Financials	4,674,719	1,235,352	—	—	5,910,071
Health Care	4,074,043	618,203	—	—	4,692,246
Industrials	3,593,766	805,774	—	—	4,399,540
Information Technology	3,511,426	570,372	—	—	4,081,798
Materials	1,310,985	320,146	—	—	1,631,131
Real Estate	1,745,656	182,312	—	—	1,927,968
Utilities	788,641	223,904	—	—	1,012,545
Total Common Stocks	26,102,524	5,818,631	0*	—	31,921,155
Equity Funds	1,079,944,006	—	—	—	1,079,944,006
Fixed-Income Funds	516,638,435	—	—	—	516,638,435
Preferred Stocks
Consumer Discretionary	—	63,493	—	—	63,493
Energy	45,998	—	—	—	45,998
Financials	109,596	—	—	—	109,596
Total Preferred Stocks	155,594	63,493	—	—	219,087
Money Market Funds	22,881,064	—	—	279,932,720	302,813,784
Total Investments in Securities	1,721,471,640	5,882,124	0*	279,932,720	2,007,286,484
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,132	—	—	3,132
Futures Contracts	5,510,696	—	—	—	5,510,696
Swap Contracts	—	114,194	—	—	114,194
Liability
Forward Foreign Currency Exchange Contracts	—	(2,260)	—	—	(2,260)
Futures Contracts	(24,167,829)	—	—	—	(24,167,829)
Swap Contracts	—	(67,544)	—	—	(67,544)
Total	1,702,814,507	5,929,646	0*	279,932,720	1,988,676,873

*	Rounds to zero.
50	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	51

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	3,877,450
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,867,893	10,030,586
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,571,561	14,364,069
Total Alternative Strategies Funds (Cost $30,633,501)		28,272,105

Common Stocks 2.7%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
China Communications Services Corp., Ltd., Class H	106,000	85,899
Nippon Telegraph & Telephone Corp.	3,100	127,840
Telenor ASA	6,600	121,081
Vonage Holdings Corp.(b)	5,600	74,256
Total		409,076
Entertainment —%
Glu Mobile, Inc.(b)	5,400	38,070
Interactive Media & Services —%
Momo, Inc., ADR(b)	2,687	90,203
Yelp, Inc.(b)	420	17,984
YY, Inc., ADR(b)	396	25,305
Total		133,492
Media —%
Entravision Communications Corp., Class A	13,900	68,666
Gannett Co., Inc.	3,000	29,100
MSG Networks, Inc., Class A(b)	1,175	30,021
National CineMedia, Inc.	7,350	65,783
TechTarget, Inc.(b)	1,000	20,320
Total		213,890
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	2,350	73,625
NTT DoCoMo, Inc.	3,600	89,276
Total		162,901
Total Communication Services		957,429
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Dana, Inc.	1,025	15,959
Magna International, Inc.	2,703	133,071
Modine Manufacturing Co.(b)	1,700	22,117
Tenneco, Inc.	2,010	69,205
Tower International, Inc.	525	15,587
Total		255,939
Automobiles 0.1%
Fiat Chrysler Automobiles NV(b)	7,603	115,825
Peugeot SA	1,726	41,113
Suzuki Motor Corp.	2,300	114,693
Winnebago Industries, Inc.	225	6,201
Total		277,832
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	1,740	88,096
American Public Education, Inc.(b)	140	4,582
Sotheby’s (b)	1,350	56,700
Weight Watchers International, Inc.(b)	1,140	75,354
Total		224,732
Hotels, Restaurants & Leisure —%
BJ’s Restaurants, Inc.	330	20,189
Bloomin’ Brands, Inc.	1,525	30,424
Boyd Gaming Corp.	775	20,584
Brinker International, Inc.	1,700	73,695
Penn National Gaming, Inc.(b)	2,250	54,630
Total		199,522
Household Durables 0.1%
Berkeley Group Holdings PLC	2,328	104,178
Persimmon PLC	2,784	81,632
Taylor Wimpey PLC	45,369	93,655
TRI Pointe Group, Inc.(b)	1,600	19,040
Zagg, Inc.(b)	4,475	54,192
Total		352,697
Internet & Direct Marketing Retail —%
Stamps.com, Inc.(b)	391	79,049
52	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products —%
Sturm Ruger & Co., Inc.	1,150	68,299
Multiline Retail —%
Next PLC	1,340	89,134
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	3,600	70,920
American Eagle Outfitters, Inc.	2,800	64,568
Genesco, Inc.(b)	390	16,688
Hibbett Sports, Inc.(b)	3,475	60,708
Shoe Carnival, Inc.	1,630	66,390
Signet Jewelers Ltd.	1,350	75,667
Tailored Brands, Inc.	3,300	69,333
Tilly’s, Inc.	925	16,410
Total		440,684
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	725	92,198
Fossil Group, Inc.(b)	1,125	24,424
Movado Group, Inc.	1,665	64,119
Total		180,741
Total Consumer Discretionary		2,168,629
Consumer Staples 0.2%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	247	75,901
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	600	19,764
Koninklijke Ahold Delhaize NV	5,895	135,075
Loblaw Companies Ltd.	400	20,005
SpartanNash Co.	2,550	45,518
Wal-Mart de Mexico SAB de CV, Class V	6,638	16,973
Weis Markets, Inc.	360	16,614
Wesfarmers Ltd.	4,623	153,103
Total		407,052
Food Products —%
Cal-Maine Foods, Inc.	1,090	53,050
John B. Sanfilippo & Son, Inc.	960	60,537
Uni-President Enterprises Corp.	15,000	36,358
WH Group Ltd.	134,500	94,455
Total		244,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products —%
Edgewell Personal Care Co.(b)	300	14,394
Medifast, Inc.	60	12,701
Usana Health Sciences, Inc.(b)	610	71,382
Total		98,477
Tobacco 0.1%
Eastern Tobacco	27,140	24,369
Imperial Brands PLC	4,181	141,780
Swedish Match AB	2,347	119,592
Total		285,741
Total Consumer Staples		1,111,571
Energy 0.1%
Energy Equipment & Services —%
Diamond Offshore Drilling, Inc.(b)	3,525	49,984
Mammoth Energy Services, Inc.	2,430	60,653
Matrix Service Co.(b)	2,475	50,317
Profire Energy, Inc.(b)	5,300	12,084
Total		173,038
Oil, Gas & Consumable Fuels 0.1%
Arch Coal, Inc.	90	8,631
California Resources Corp.(b)	520	16,297
China Petroleum & Chemical Corp., Class H	124,000	101,007
China Shenhua Energy Co., Ltd., Class H	2,500	5,656
CVR Energy, Inc.	1,415	60,845
Denbury Resources, Inc.(b)	1,500	5,175
Imperial Oil Ltd.	3,600	112,448
MOL Hungarian Oil & Gas PLC	6,042	63,360
Motor Oil Hellas Corinth Refineries SA	1,834	43,415
OMV AG	1,330	74,011
Par Pacific Holdings, Inc.(b)	2,100	37,128
Peabody Energy Corp.	780	27,651
PTT PCL	100,600	154,695
Renewable Energy Group, Inc.(b)	2,500	77,700
REX American Resources Corp.(b)	234	17,356
Southwestern Energy Co.(b)	4,600	24,564

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	53

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
W&T Offshore, Inc.(b)	8,600	57,964
World Fuel Services Corp.	350	11,200
Total		899,103
Total Energy		1,072,141
Financials 0.5%
Banks 0.3%
Agricultural Bank of China Ltd., Class H	222,000	97,720
Akbank T.A.S.	6,703	7,927
BancFirst Corp.	420	24,100
Bancorp, Inc. (The)(b)	6,600	69,300
Bank Leumi Le-Israel BM	13,729	85,699
Banner Corp.	750	43,365
Cadence BanCorp	2,025	44,671
Cathay General Bancorp	1,925	72,515
Credicorp Ltd.	50	11,285
CTBC Financial Holding Co., Ltd.	112,000	74,999
Customers Bancorp, Inc.(b)	1,616	33,112
DBS Group Holdings Ltd.	3,000	50,902
Eagle Bancorp, Inc.(b)	710	34,911
Enterprise Financial Services Corp.	1,340	58,223
First BanCorp(b)	9,000	83,070
First Merchants Corp.	1,030	42,858
Hancock Whitney Corp.	1,810	75,948
Hope Bancorp, Inc.	4,275	61,902
Industrial Bank of Korea	6,617	86,408
International Bancshares Corp.	1,395	53,986
Metropolitan Bank Holding Corp.(b)	180	6,635
OFG Bancorp	4,650	79,468
Preferred Bank	1,110	57,065
Royal Bank of Canada	1,400	102,008
S&T Bancorp, Inc.	1,700	68,187
Societe Generale SA	3,004	110,513
Standard Bank Group Ltd.	11,383	126,025
Sumitomo Mitsui Financial Group, Inc.	800	31,148
Toronto-Dominion Bank (The)	100	5,547
TriState Capital Holdings, Inc.(b)	350	8,827
Turkiye Garanti Bankasi AS	5,451	6,817
Turkiye Is Bankasi AS	39,353	28,091
Total		1,743,232
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets —%
Artisan Partners Asset Management, Inc., Class A	2,250	61,673
CI Financial Corp.	3,100	45,848
Cohen & Steers, Inc.	1,280	49,139
Oppenheimer Holdings, Inc., Class A	275	8,459
Waddell & Reed Financial, Inc., Class A	3,375	64,361
Total		229,480
Consumer Finance —%
Curo Group Holdings Corp.(b)	2,425	34,120
Enova International, Inc.(b)	2,350	55,577
Green Dot Corp., Class A(b)	300	22,722
Nelnet, Inc., Class A	1,165	65,578
Total		177,997
Diversified Financial Services —%
EXOR NV	81	4,591
Fubon Financial Holding Co., Ltd.	12,000	18,827
ORIX Corp.	4,900	79,826
Total		103,244
Insurance 0.1%
Aegon NV	22,055	135,595
Allianz SE, Registered Shares	898	187,597
American Equity Investment Life Holding Co.	2,550	79,611
Assicurazioni Generali SpA	8,021	129,734
AXA SA	6,009	150,687
CNO Financial Group, Inc.	3,950	74,655
CNP Assurances	787	17,560
Legal & General Group PLC	10,789	34,683
Universal Insurance Holdings, Inc.	1,706	71,618
Total		881,740
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	575	9,948
Arbor Realty Trust, Inc.	800	9,664
Invesco Mortgage Capital, Inc.	550	8,294
Ladder Capital Corp., Class A	4,500	75,780
Western Asset Mortgage Capital Corp.	3,950	39,381
Total		143,067

54	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	2,240	88,301
Federal Agricultural Mortgage Corp.	895	62,507
Merchants Bancorp	700	16,100
MGIC Investment Corp.(b)	7,435	90,781
Radian Group, Inc.	4,750	91,153
Washington Federal, Inc.	625	17,600
Total		366,442
Total Financials		3,645,202
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	1,010	19,675
Adaptimmune Therapeutics PLC, ADR(b)	1,800	11,160
Alder Biopharmaceuticals, Inc.(b)	3,090	39,243
Atara Biotherapeutics, Inc.(b)	1,350	46,129
bluebird bio, Inc.(b)	250	28,675
Clovis Oncology, Inc.(b)	725	8,432
Dynavax Technologies Corp.(b)	2,050	20,275
Enanta Pharmaceuticals, Inc.(b)	150	11,574
Immunomedics, Inc.(b)	2,790	62,859
Insmed, Inc.(b)	1,355	19,783
Intercept Pharmaceuticals, Inc.(b)	300	28,803
Keryx Biopharmaceuticals, Inc.(b)	5,930	16,485
Loxo Oncology, Inc.(b)	360	54,958
Mirati Therapeutics, Inc.(b)	500	18,685
Nightstar Therapeutics PLC, ADR(b)	1,439	14,534
Puma Biotechnology, Inc.(b)	1,025	37,976
Sage Therapeutics, Inc.(b)	310	39,891
Sarepta Therapeutics(b)	315	42,134
Shire PLC	538	32,186
Spark Therapeutics, Inc.(b)	645	29,019
TESARO, Inc.(b)	920	26,570
uniQure NV(b)	1,295	33,320
Total		642,366
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies —%
Haemonetics Corp.(b)	925	96,635
Integer Holdings Corp.(b)	850	63,299
LeMaitre Vascular, Inc.	1,725	46,058
SurModics, Inc.(b)	1,050	66,601
Varex Imaging Corp.(b)	1,475	38,291
Total		310,884
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,700	45,342
Magellan Health, Inc.(b)	995	64,735
Providence Service Corp. (The)(b)	960	63,446
RadNet, Inc.(b)	2,200	32,560
Tenet Healthcare Corp.(b)	2,745	70,629
Tivity Health, Inc.(b)	2,050	70,541
Triple-S Management Corp., Class B(b)	3,365	57,743
Total		404,996
Life Sciences Tools & Services —%
Luminex Corp.	1,100	31,647
Medpace Holdings, Inc.(b)	1,315	68,511
Total		100,158
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	950	50,521
ANI Pharmaceuticals, Inc.(b)	1,180	57,265
Astellas Pharma, Inc.	7,800	120,512
Bayer AG, Registered Shares	338	25,949
Endo International PLC(b)	5,100	86,394
GlaxoSmithKline PLC	7,179	138,671
GW Pharmaceuticals PLC, ADR(b)	185	25,436
Horizon Pharma PLC(b)	1,870	34,053
Mallinckrodt PLC(b)	1,025	25,686
Medicines Co. (The)(b)	890	20,701
Novartis AG, Registered Shares	827	72,456
Novo Nordisk A/S, Class B	1,744	75,432
Odonate Therapeutics, Inc.(b)	1,200	17,400
Phibro Animal Health Corp., Class A	1,065	45,710
Prestige Consumer Healthcare, Inc.(b)	860	31,098

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	55

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	917	223,161
Supernus Pharmaceuticals, Inc.(b)	775	36,859
Total		1,087,304
Total Health Care		2,545,708
Industrials 0.4%
Aerospace & Defense —%
National Presto Industries, Inc.	330	41,141
Air Freight & Logistics —%
Forward Air Corp.	190	11,398
Royal Mail PLC	2,106	9,664
Total		21,062
Airlines —%
Deutsche Lufthansa AG, Registered Shares	4,937	99,312
International Consolidated Airlines Group SA	14,504	112,039
Total		211,351
Building Products —%
Advanced Drainage Systems, Inc.	2,300	63,917
Continental Building Product(b)	2,190	60,904
Insteel Industries, Inc.	1,270	33,173
Masonite International Corp.(b)	470	26,033
NCI Building Systems, Inc.(b)	4,325	52,981
Total		237,008
Commercial Services & Supplies 0.1%
ACCO Brands Corp.	5,050	40,753
Brady Corp., Class A	1,840	74,134
Deluxe Corp.	590	27,854
HNI Corp.	210	7,957
Quad/Graphics, Inc.	3,225	49,762
SP Plus Corp.(b)	1,220	38,991
Total		239,451
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,048	39,302
CIMIC Group Ltd.	3,908	131,211
Comfort Systems U.S.A., Inc.	1,370	73,268
EMCOR Group, Inc.	1,200	85,176
Kajima Corp.	7,500	96,574
Taisei Corp.	3,100	132,582
Total		558,113
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment —%
Atkore International Group, Inc.(b)	2,975	57,299
Generac Holdings, Inc.(b)	1,570	79,646
Total		136,945
Industrial Conglomerates —%
CITIC Ltd.	100,000	150,251
Machinery 0.1%
Federal Signal Corp.	1,175	25,838
Global Brass & Copper Holdings, Inc.	1,470	46,481
Gorman-Rupp Co.	525	18,113
Hillenbrand, Inc.	1,700	81,430
Kadant, Inc.	595	58,726
Meritor, Inc.(b)	1,000	16,990
Milacron Holdings Corp.(b)	3,575	50,050
Rexnord Corp.(b)	2,750	73,727
SPX FLOW, Inc.(b)	1,090	37,311
Watts Water Technologies, Inc., Class A	130	9,107
Weichai Power Co., Ltd., Class H	78,000	77,111
Total		494,884
Marine —%
Genco Shipping & Trading Ltd.(b)	1,275	14,050
Professional Services —%
Kforce, Inc.	1,900	58,558
Korn/Ferry International	820	37,015
Total		95,573
Road & Rail —%
ArcBest Corp.	1,690	62,733
Saia, Inc.(b)	520	32,687
USA Truck, Inc.(b)	400	7,868
Total		103,288
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	1,130	74,275
ITOCHU Corp.	5,300	98,294
Kaman Corp.	1,110	70,507
Mitsubishi Corp.	200	5,629
Total		248,705
Total Industrials		2,551,822

56	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.3%
Communications Equipment —%
CalAmp Corp.(b)	3,175	63,310
Comtech Telecommunications Corp.	1,100	30,712
InterDigital, Inc.	960	68,112
NETGEAR, Inc.(b)	1,140	63,247
Netscout Systems, Inc.(b)	2,800	70,728
Total		296,109
Electronic Equipment, Instruments & Components 0.1%
AU Optronics Corp.	37,000	14,456
AVX Corp.	1,725	28,773
Benchmark Electronics, Inc.	725	15,827
Fabrinet (b)	1,550	67,146
Hitachi Ltd.	4,800	146,737
Methode Electronics, Inc.	160	4,736
Tech Data Corp.(b)	1,080	76,313
Venture Corp., Ltd.	5,700	63,100
Vishay Intertechnology, Inc.	2,050	37,515
Yageo Corp.	1,000	10,254
Total		464,857
IT Services —%
CACI International, Inc., Class A(b)	200	35,692
Cardtronics PLC, Class A(b)	400	10,864
Cass Information Systems, Inc.	140	9,254
Endurance International Group Holdings Inc(b)	2,600	25,662
EVERTEC, Inc.	2,775	72,372
MAXIMUS, Inc.	1,390	90,308
TTEC Holdings, Inc.	840	20,933
Total		265,085
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	8,870	63,420
Cirrus Logic, Inc.(b)	2,010	75,254
Diodes, Inc.(b)	2,220	67,022
GlobalWafers Co., Ltd.	7,000	55,724
Novatek Microelectronics	5,000	22,119
SK Hynix, Inc.	886	53,360
Common Stocks (continued)
Issuer	Shares	Value ($)
Synaptics, Inc.(b)	1,650	61,941
Tokyo Electron Ltd.	200	26,990
Total		425,830
Software 0.1%
CommVault Systems, Inc.(b)	770	44,829
Imperva, Inc.(b)	1,480	81,918
j2 Global, Inc.	1,073	78,157
MicroStrategy, Inc., Class A(b)	535	67,394
Paylocity Holding Corp.(b)	900	59,211
Progress Software Corp.	1,955	62,834
Tenable Holdings, Inc.(b)	1,720	48,986
Total		443,329
Technology Hardware, Storage & Peripherals —%
Canon, Inc.	2,500	71,209
Immersion Corp.(b)	5,950	59,559
Samsung Electronics Co., Ltd.	5,546	207,619
Total		338,387
Total Information Technology		2,233,597
Materials 0.2%
Chemicals —%
Covestro AG	1,598	103,386
Kronos Worldwide, Inc.	1,500	21,045
Kumho Petrochemical Co., Ltd.	501	38,059
Trinseo SA	1,100	59,268
Total		221,758
Metals & Mining 0.1%
Materion Corp.	1,310	74,447
Rio Tinto PLC	2,972	144,488
Schnitzer Steel Industries, Inc., Class A	2,625	70,612
Teck Resources Ltd., Class B	5,600	115,748
Warrior Met Coal, Inc.	2,475	69,300
Total		474,595

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.1%
Boise Cascade Co.	1,700	52,343
Louisiana-Pacific Corp.	3,375	73,474
UPM-Kymmene OYJ	2,904	93,447
Verso Corp., Class A(b)	2,450	68,869
West Fraser Timber Co., Ltd.	2,500	125,603
Total		413,736
Total Materials		1,110,089
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Chatham Lodging Trust	625	12,188
CorEnergy Infrastructure Trust, Inc.	1,758	63,517
DiamondRock Hospitality Co.	4,850	50,682
EastGroup Properties, Inc.	525	50,290
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	55,876	16,694
GEO Group, Inc. (The)	3,250	71,857
InfraREIT, Inc.	675	14,188
Investors Real Estate Trust	4,900	26,607
National Health Investors, Inc.	360	26,446
Pebblebrook Hotel Trust	2,130	71,802
Piedmont Office Realty Trust, Inc.	650	11,713
PS Business Parks, Inc.	448	58,509
Ryman Hospitality Properties, Inc.	185	14,354
Sunstone Hotel Investors, Inc.	5,150	74,520
Washington Prime Group, Inc.	1,900	12,160
Xenia Hotels & Resorts, Inc.	3,525	72,439
Total		647,966
Real Estate Management & Development —%
Agile Group Holdings Ltd.	4,000	4,596
Altisource Portfolio Solutions SA(b)	225	5,677
CK Asset Holdings Ltd.	11,500	74,839
Emaar Properties PJSC	56,159	77,920
HFF, Inc., Class A	1,740	63,945
Kerry Properties Ltd.	9,500	29,909
Marcus & Millichap, Inc.(b)	700	24,304
RE/MAX Holdings, Inc., Class A	860	32,155
Common Stocks (continued)
Issuer	Shares	Value ($)
RMR Group, Inc. (The), Class A	220	16,694
Shimao Property Holdings Ltd.	6,500	12,808
Total		342,847
Total Real Estate		990,813
Utilities 0.1%
Electric Utilities 0.1%
El Paso Electric Co.	1,010	57,620
Enel SpA	2,207	10,834
IDACORP, Inc.	630	58,754
Inter RAO UES PJSC	1,341,000	81,062
Manila Electric Co.	3,290	22,646
Portland General Electric Co.	1,909	86,058
Total		316,974
Gas Utilities —%
Chesapeake Utilities Corp.	695	55,218
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	1,490	76,243
Multi-Utilities —%
Centrica PLC	14,266	26,841
Engie SA	9,315	124,234
Total		151,075
Water Utilities —%
SJW Corp.	275	16,701
Total Utilities		616,211
Total Common Stocks (Cost $19,461,761)		19,003,212

Equity Funds 69.9%
	Shares	Value ($)
International 17.9%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	3,090,078	19,591,092
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,843,133	42,236,027
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	2,545,174	23,008,378
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,677,100	15,278,382
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	2,853,698	26,853,303
Total		126,967,182

58	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 48.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,955,878	51,126,641
Columbia Disciplined Core Fund, Institutional 3 Class(a)	3,851,659	47,991,671
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	4,828,346	47,704,057
Columbia Disciplined Value Fund, Institutional 3 Class(a)	6,799,928	70,923,250
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	482,104	20,846,175
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	3,570,291	49,698,450
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,929,143	31,985,198
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	993,162	26,348,596
Total		346,624,038
U.S. Small Cap 3.1%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a),(b)	380,723	7,858,118
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	162,310	3,392,283
Columbia Small Cap Index Fund, Institutional 3 Class(a)	452,594	11,056,856
Total		22,307,257
Total Equity Funds (Cost $433,528,313)		495,898,477

Fixed-Income Funds 13.3%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	316,761	3,351,332
High Yield 5.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,761,083	24,618,643
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,665,405	15,804,689
Total		40,423,332
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 7.1%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,891,241	27,958,296
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	447,009	4,403,044
Columbia Quality Income Fund, Institutional 3 Class(a)	1,728,369	9,039,373
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	824,640	8,807,150
Total		50,207,863
Total Fixed-Income Funds (Cost $97,369,721)		93,982,527

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	7,116	75,215
Total Consumer Discretionary		75,215
Energy —%
Oil, Gas & Consumable Fuels —%
Petroleo Brasileiro SA	7,300	54,159
Total Energy		54,159
Financials —%
Banks —%
Itau Unibanco Holding SA	9,800	129,403
Total Financials		129,403
Total Preferred Stocks (Cost $235,134)		258,777

Money Market Funds 9.2%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 1.742%(a),(c)	10,029,504	10,029,504
Columbia Short-Term Cash Fund, 2.279%(a),(c)	55,452,062	55,446,517
Total Money Market Funds (Cost $65,478,452)		65,476,021
Total Investments in Securities (Cost: $646,706,882)		702,891,119
Other Assets & Liabilities, Net		6,415,137
Net Assets		709,306,256

At October 31, 2018, securities and/or cash totaling $5,785,831 were pledged as collateral.
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	59

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
90,000 BRL	23,940 USD	Morgan Stanley	12/20/2018	—	(139)
89,000 CAD	68,304 USD	Morgan Stanley	12/20/2018	628	—
49,000 EUR	56,068 USD	Morgan Stanley	12/20/2018	321	—
15,951,000 HUF	56,310 USD	Morgan Stanley	12/20/2018	424	—
237,000 ILS	64,630 USD	Morgan Stanley	12/20/2018	673	—
105,282,000 KRW	92,554 USD	Morgan Stanley	12/20/2018	181	—
604,000 NOK	72,574 USD	Morgan Stanley	12/20/2018	758	—
78,000 SGD	56,545 USD	Morgan Stanley	12/20/2018	176	—
3,449,000 THB	104,779 USD	Morgan Stanley	12/20/2018	573	—
40,352 USD	618,899,000 IDR	Morgan Stanley	12/20/2018	—	(4)
153,338 USD	11,337,000 INR	Morgan Stanley	12/20/2018	—	(1,207)
31,963 USD	632,000 MXN	Morgan Stanley	12/20/2018	—	(1,103)
32,448 USD	135,000 MYR	Morgan Stanley	12/20/2018	—	(224)
Total				3,734	(2,677)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	109	12/2018	USD	9,878,125	—	(763,006)
Russell 2000 E-mini	28	12/2018	USD	2,116,660	19,292	—
Russell 2000 E-mini	2	12/2018	USD	151,190	—	(21,700)
S&P 500 E-mini	513	12/2018	USD	69,539,715	—	(4,769,887)
TOPIX Index	120	12/2018	JPY	1,969,200,000	—	(1,411,643)
U.S. Treasury 5-Year Note	24	12/2018	USD	2,707,382	—	(21,981)
Total					19,292	(6,988,217)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(593)	12/2018	USD	(28,366,155)	2,121,080	—
S&P/TSX 60 Index	(51)	12/2018	CAD	(9,120,840)	141,065	—
U.S. Treasury 10-Year Note	(13)	12/2018	USD	(1,553,280)	23,130	—
Total					2,285,275	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	USD	3,546,000	(7,868)	—	—	—	(7,868)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	5,613,000	19,052	—	—	19,052	—
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	USD	3,763,000	4,736	—	—	4,736	—
Total							15,920	—	—	23,788	(7,868)
60	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	200,397	11,393	(211,790)	—	50,744	115,273	(27,683)	13,921	—
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(534,497)	—	3,877,450
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,894,485	50,514	(2,077,106)	1,867,893	—	(622,943)	(1,166,522)	—	10,030,586
Columbia Contrarian Core Fund, Institutional 3 Class
	2,280,805	16,145	(341,072)	1,955,878	—	4,109,584	(7,350,469)	—	51,126,641
Columbia Contrarian Europe Fund, Institutional 3 Class
	3,110,561	51,643	(72,126)	3,090,078	—	115,115	(4,091,625)	—	19,591,092
Columbia Corporate Income Fund, Institutional 3 Class
	2,867,280	124,212	(100,251)	2,891,241	—	(15,920)	(1,552,523)	703,832	27,958,296
Columbia Disciplined Core Fund, Institutional 3 Class
	3,740,211	612,315	(500,867)	3,851,659	—	4,509,304	(5,402,318)	—	47,991,671
Columbia Disciplined Growth Fund, Institutional 3 Class
	5,277,195	22,921	(471,770)	4,828,346	—	961,562	(1,842,854)	—	47,704,057
Columbia Disciplined Small Core Fund, Institutional 3 Class
	1,317,552	10,603	(1,328,155)	—	—	(4,627,605)	4,469,323	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	6,905,201	38,288	(143,561)	6,799,928	—	280,908	(5,826,740)	—	70,923,250
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	748,403	15,154	(763,557)	—	—	(424,758)	146,630	—	—
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	292,151	27,013	(2,403)	316,761	—	576	(413,977)	129,804	3,351,332
Columbia Emerging Markets Fund, Institutional 3 Class
	3,859,637	68,372	(84,876)	3,843,133	—	359,079	(15,069,547)	—	42,236,027
Columbia Government Money Market Fund, Institutional 3 Class, 1.742%
	—	10,346,528	(317,024)	10,029,504	—	—	—	38,736	10,029,504
Columbia High Yield Bond Fund, Institutional 3 Class
	8,606,423	458,610	(303,950)	8,761,083	—	(45,131)	(1,175,517)	925,510	24,618,643
Columbia Income Opportunities Fund, Institutional 3 Class
	1,629,027	87,106	(50,728)	1,665,405	—	(1,023)	(709,528)	585,877	15,804,689
Columbia Large Cap Growth Fund, Institutional 3 Class
	535,320	2,885	(56,101)	482,104	—	1,713,866	(2,256,261)	—	20,846,175
Columbia Mortgage Opportunities Fund
	456,503	20,062	(29,556)	447,009	—	(5,848)	41,372	122,731	4,403,044
Columbia Multi-Asset Income Fund, Institutional 3 Class
	1,493,485	78,076	—	1,571,561	—	—	(1,224,790)	743,616	14,364,069
Columbia Overseas Core Fund, Institutional 3 Class
	—	2,559,257	(14,083)	2,545,174	—	(3,873)	(2,771,405)	—	23,008,378
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	61

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Overseas Value Fund, Institutional 3 Class
	3,725,108	504,866	(2,552,874)	1,677,100	203,484	3,781,273	(7,689,052)	44,138	15,278,382
Columbia Pacific/Asia Fund, Institutional 3 Class
	2,717,982	163,674	(27,958)	2,853,698	1,411,838	99,661	(7,475,008)	—	26,853,303
Columbia Quality Income Fund, Institutional 3 Class
	1,690,128	71,018	(32,777)	1,728,369	—	(7,303)	(181,327)	183,459	9,039,373
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	3,662,887	177,716	(270,312)	3,570,291	2,238,826	254,080	(4,409,151)	92,470	49,698,450
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,007,531	162,865	(241,253)	1,929,143	2,607,633	1,541,923	(5,581,790)	—	31,985,198
Columbia Select Large-Cap Value Fund, Institutional 3 Class
	1,011,108	8,464	(26,410)	993,162	—	371,714	(2,563,793)	—	26,348,596
Columbia Select Small Cap Value Fund, Institutional 3 Class
	394,348	4,460	(18,085)	380,723	—	48,367	(706,193)	—	7,858,118
Columbia Short-Term Cash Fund, 2.279%
	59,237,314	46,966,151	(50,751,403)	55,452,062	—	(2,444)	(3,408)	833,295	55,446,517
Columbia Small Cap Growth Fund I, Institutional 3 Class
	190,083	1,713	(29,486)	162,310	—	(280,361)	391,250	—	3,392,283
Columbia Small Cap Index Fund, Institutional 3 Class
	—	452,594	—	452,594	190,049	—	(551,427)	5,215	11,056,856
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	—	839,577	(14,937)	824,640	—	(1,753)	(106,808)	27,856	8,807,150
Total					6,702,574	12,223,323	(75,635,638)	4,450,460	683,629,130

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
62	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Currency Legend  (continued)
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	63

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	28,272,105	—	—	—	28,272,105
Common Stocks
Communication Services	533,333	424,096	—	—	957,429
Consumer Discretionary	1,528,399	640,230	—	—	2,168,629
Consumer Staples	406,839	704,732	—	—	1,111,571
Energy	629,997	442,144	—	—	1,072,141
Financials	2,179,853	1,465,349	—	—	3,645,202
Health Care	1,811,999	733,709	—	—	2,545,708
Industrials	1,599,853	951,969	—	—	2,551,822
Information Technology	1,562,029	671,568	—	—	2,233,597
Materials	730,709	379,380	—	—	1,110,089
Real Estate	774,047	216,766	—	—	990,813
Utilities	350,594	265,617	—	—	616,211
Total Common Stocks	12,107,652	6,895,560	—	—	19,003,212
Equity Funds	495,898,477	—	—	—	495,898,477
Fixed-Income Funds	93,982,527	—	—	—	93,982,527
Preferred Stocks
Consumer Discretionary	—	75,215	—	—	75,215
Energy	54,159	—	—	—	54,159
Financials	129,403	—	—	—	129,403
Total Preferred Stocks	183,562	75,215	—	—	258,777
Money Market Funds	10,029,504	—	—	55,446,517	65,476,021
Total Investments in Securities	640,473,827	6,970,775	—	55,446,517	702,891,119
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,734	—	—	3,734
Futures Contracts	2,304,567	—	—	—	2,304,567
Swap Contracts	—	23,788	—	—	23,788
Liability
Forward Foreign Currency Exchange Contracts	—	(2,677)	—	—	(2,677)
Futures Contracts	(6,988,217)	—	—	—	(6,988,217)
Swap Contracts	—	(7,868)	—	—	(7,868)
Total	635,790,177	6,987,752	—	55,446,517	698,224,446
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
64	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments
Columbia Global Strategic Equity Fund, October 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 13.2%
Issuer	Shares	Value ($)
Communication Services 1.3%
Diversified Telecommunication Services 0.5%
China Communications Services Corp., Ltd., Class H	134,000	108,590
Nippon Telegraph & Telephone Corp.	67,200	2,771,235
Telenor ASA	6,677	122,494
Verizon Communications, Inc.	392	22,379
Total		3,024,698
Entertainment 0.3%
Nintendo Co., Ltd.	6,500	2,029,318
Interactive Media & Services 0.1%
Alphabet, Inc., Class A(a)	339	369,707
Facebook, Inc., Class A(a)	1,817	275,802
REA Group Ltd.	201	10,230
YY, Inc., ADR(a)	1,127	72,015
Total		727,754
Wireless Telecommunication Services 0.4%
NTT DoCoMo, Inc.	2,000	49,598
SoftBank Group Corp.	26,200	2,073,437
Total		2,123,035
Total Communication Services		7,904,805
Consumer Discretionary 1.6%
Auto Components 0.4%
Koito Manufacturing Co., Ltd.	21,100	1,004,489
Lear Corp.	1,100	146,190
Magna International, Inc.	2,200	108,308
Shoei Co., Ltd.	28,000	1,090,936
Total		2,349,923
Automobiles 0.4%
Fiat Chrysler Automobiles NV(a)	8,023	122,223
Suzuki Motor Corp.	42,800	2,134,296
Total		2,256,519
Hotels, Restaurants & Leisure —%
Round One Corp.	22,500	266,869
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.7%
Berkeley Group Holdings PLC	2,461	110,129
Persimmon PLC	5,200	152,474
Sony Corp.	74,500	4,031,698
Taylor Wimpey PLC	64,058	132,235
Total		4,426,536
Multiline Retail 0.1%
Kohl’s Corp.	2,435	184,402
Target Corp.	2,373	198,454
Total		382,856
Specialty Retail —%
Best Buy Co., Inc.	2,603	182,626
Home Depot, Inc. (The)	29	5,101
Total		187,727
Total Consumer Discretionary		9,870,430
Consumer Staples 1.1%
Beverages —%
PepsiCo, Inc.	982	110,357
Food & Staples Retailing 0.3%
Koninklijke Ahold Delhaize NV	3,886	89,042
Matsumotokiyoshi Holdings Co., Ltd.	30,800	1,113,538
Walgreens Boots Alliance, Inc.	2,883	229,977
Walmart, Inc.	2,600	260,728
Wesfarmers Ltd.	1,198	39,675
Total		1,732,960
Food Products —%
Uni-President Enterprises Corp.	16,000	38,782
Household Products 0.4%
Kimberly-Clark Corp.	425	44,327
Pigeon Corp.	56,100	2,372,596
Total		2,416,923
Personal Products 0.3%
Kao Corp.	19,800	1,317,140
Milbon Co., Ltd.	18,400	660,531
Total		1,977,671
Columbia Global Strategic Equity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.1%
Imperial Brands PLC	4,956	168,061
KT&G Corp.	645	57,516
Philip Morris International, Inc.	298	26,245
Total		251,822
Total Consumer Staples		6,528,515
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Canadian Natural Resources Ltd.	1,100	30,181
China Petroleum & Chemical Corp., Class H	140,000	114,041
China Shenhua Energy Co., Ltd., Class H	31,000	70,136
ConocoPhillips	1,703	119,040
MOL Hungarian Oil & Gas PLC	10,000	104,866
OMV AG	1,920	106,842
PTT PCL	82,900	127,477
Valero Energy Corp.	2,120	193,111
Total		865,694
Total Energy		865,694
Financials 1.7%
Banks 0.7%
Agricultural Bank of China Ltd., Class H	47,000	20,689
Akbank T.A.S.	9,011	10,656
Bank Leumi Le-Israel BM	18,898	117,965
DBS Group Holdings Ltd.	2,700	45,812
Fifth Third Bancorp	6,183	166,879
Hana Financial Group, Inc.	400	13,474
Mitsubishi UFJ Financial Group, Inc.	590,900	3,576,418
Royal Bank of Canada	1,700	123,867
Standard Bank Group Ltd.	4,800	53,142
Sumitomo Mitsui Financial Group, Inc.	400	15,574
Toronto-Dominion Bank (The)	3,300	183,067
Total		4,327,543
Capital Markets —%
China Huarong Asset Management Co., Ltd., Class H(b)	391,000	70,992
CI Financial Corp.	600	8,874
State Street Corp.	1,014	69,712
Total		149,578
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.1%
Ally Financial, Inc.	1,476	37,505
Capital One Financial Corp.	504	45,007
Discover Financial Services	2,484	173,061
Synchrony Financial	1,756	50,713
Total		306,286
Diversified Financial Services 0.3%
Fubon Financial Holding Co., Ltd.	9,000	14,120
ORIX Corp.	125,000	2,036,375
Voya Financial, Inc.	1,735	75,924
Total		2,126,419
Insurance 0.6%
Aegon NV	7,677	47,198
Aflac, Inc.	4,180	180,033
Allianz SE, Registered Shares	609	127,224
Assicurazioni Generali SpA	7,094	114,740
AXA SA	7,132	178,848
Dai-ichi Life Holdings, Inc.	168,100	3,154,453
Prudential Financial, Inc.	693	64,989
Tokio Marine Holdings, Inc.	1,200	56,535
Total		3,924,020
Total Financials		10,833,846
Health Care 2.3%
Biotechnology —%
Alexion Pharmaceuticals, Inc.(a)	350	39,224
Biogen, Inc.(a)	200	60,854
BioMarin Pharmaceutical, Inc.(a)	350	32,260
Celgene Corp.(a)	450	32,220
Vertex Pharmaceuticals, Inc.(a)	350	59,311
Total		223,869
Health Care Equipment & Supplies 1.0%
Asahi Intecc Co., Ltd.	26,600	1,089,385
Hoya Corp.	68,300	3,864,127
Nakanishi, Inc.	52,900	1,237,642
Total		6,191,154

2	Columbia Global Strategic Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.2%
CIGNA Corp.	1,118	239,039
Express Scripts Holding Co.(a)	2,078	201,504
Solasto Corp.	73,400	774,600
Total		1,215,143
Health Care Technology 0.1%
M3, Inc.	19,600	317,658
Pharmaceuticals 1.0%
Allergan PLC	621	98,124
Astellas Pharma, Inc.	199,700	3,085,406
Johnson & Johnson	2,189	306,438
Pfizer, Inc.	6,886	296,511
Roche Holding AG, Genusschein Shares	276	67,168
Takeda Pharmaceutical Co., Ltd.	51,800	2,147,605
Total		6,001,252
Total Health Care		13,949,076
Industrials 3.1%
Aerospace & Defense —%
Boeing Co. (The)	833	295,599
Air Freight & Logistics —%
Royal Mail PLC	2,319	10,641
Airlines 0.1%
Delta Air Lines, Inc.	343	18,772
Deutsche Lufthansa AG, Registered Shares	7,272	146,283
International Consolidated Airlines Group SA	9,542	73,709
Japan Airlines Co., Ltd.	2,600	92,277
Total		331,041
Building Products 0.4%
Daikin Industries Ltd.	10,900	1,263,440
Maeda Kosen Co., Ltd.	63,100	1,221,749
Total		2,485,189
Commercial Services & Supplies 0.1%
Raksul, Inc.(a)	18,700	472,808
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.1%
CIMIC Group Ltd.	2,685	90,149
Kajima Corp.	10,000	128,765
Taisei Corp.	3,900	166,797
Total		385,711
Electrical Equipment 0.4%
Nidec Corp.	18,500	2,376,230
Industrial Conglomerates —%
CITIC Ltd.	76,000	114,191
Machinery 0.6%
Komatsu Ltd.	28,000	729,189
PACCAR, Inc.	1,131	64,705
Rheon Automatic Machinery Co., Ltd.	45,800	783,027
Takuma Co., Ltd.	181,600	2,314,743
Weichai Power Co., Ltd., Class H	122,000	120,609
Total		4,012,273
Professional Services 0.5%
Benefit One, Inc.	14,100	363,453
Nihon M&A Center, Inc.	93,000	2,228,496
Recruit Holdings Co., Ltd.	8,900	238,872
UT Group Co., Ltd.(a)	12,800	386,079
Total		3,216,900
Trading Companies & Distributors 0.9%
ITOCHU Corp.	172,100	3,191,761
Mitsubishi Corp.	77,200	2,172,818
Total		5,364,579
Total Industrials		19,065,162
Information Technology 1.3%
Communications Equipment —%
Cisco Systems, Inc.	6,100	279,075
Electronic Equipment, Instruments & Components 0.5%
Amano Corp.	25,800	548,598
AU Optronics Corp.	386,000	150,813
Hitachi Ltd.	6,000	183,421
Keyence Corp.	4,800	2,344,895
Total		3,227,727

Columbia Global Strategic Equity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.2%
Comture Corp.	33,900	1,032,764
MasterCard, Inc., Class A	398	78,673
VeriSign, Inc.(a)	93	13,256
Total		1,124,693
Semiconductors & Semiconductor Equipment 0.1%
GlobalWafers Co., Ltd.	4,000	31,842
Intel Corp.	1,539	72,148
Japan Material Co., Ltd.	47,100	553,321
Lam Research Corp.	734	104,030
Total		761,341
Software 0.1%
Adobe, Inc.(a)	532	130,744
Digital Arts, Inc.	9,000	411,619
Microsoft Corp.	2,460	262,753
Total		805,116
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.	1,316	288,020
Elecom Co., Ltd.	58,800	1,392,151
HP, Inc.	9,300	224,502
NetApp, Inc.	201	15,776
Samsung Electronics Co., Ltd.	4,577	171,343
Seagate Technology PLC	1,055	42,443
Total		2,134,235
Total Information Technology		8,332,187
Materials 0.5%
Chemicals 0.4%
Covestro AG	1,999	129,329
JCU Corp.	52,800	1,133,303
KH Neochem Co., Ltd.	39,700	1,127,512
LyondellBasell Industries NV, Class A	1,995	178,094
Total		2,568,238
Metals & Mining 0.1%
Eregli Demir ve Celik Fabrikalari TAS	7,692	12,468
Fortescue Metals Group Ltd.	28,826	82,048
Rio Tinto PLC	1,375	66,848
South32 Ltd.	19,411	50,064
Total		211,428
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products —%
UPM-Kymmene OYJ	896	28,832
West Fraser Timber Co., Ltd.	2,700	135,651
Total		164,483
Total Materials		2,944,149
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) —%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	86,231	25,763
Host Hotels & Resorts, Inc.	8,493	162,301
Total		188,064
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	1,500	9,762
Emaar Properties PJSC	78,334	108,688
Katitas Co., Ltd.	15,900	385,661
Kerry Properties Ltd.	5,000	15,742
Sun Hung Kai Properties Ltd.	3,000	38,989
Total		558,842
Total Real Estate		746,906
Utilities 0.1%
Electric Utilities 0.1%
CLP Holdings Ltd.	15,500	173,684
Inter RAO UES PJSC	901,000	54,465
Total		228,149
Multi-Utilities —%
Engie SA	11,143	148,614
Public Service Enterprise Group, Inc.	649	34,676
WEC Energy Group, Inc.	309	21,135
Total		204,425
Total Utilities		432,574
Total Common Stocks (Cost $79,532,265)		81,473,344

Equity Funds 82.4%
	Shares	Value ($)
Dividend Income 11.6%
Columbia Dividend Income Fund, Institutional 3 Class(c)	1,534,473	34,326,158
Columbia Global Dividend Opportunity Fund, Institutional 3 Class(c)	2,088,308	36,879,513
Total		71,205,671

4	Columbia Global Strategic Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2018 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
International 41.9%
Columbia Contrarian Asia Pacific Fund, Institutional 3 Class(c)	1,037,306	11,742,298
Columbia Contrarian Europe Fund, Institutional 3 Class(c)	7,368,119	46,713,875
Columbia Emerging Markets Fund, Institutional 3 Class(c)	2,090,215	22,971,463
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class(c)	862,611	15,440,734
Columbia Global Infrastructure Fund, Institutional 3 Class(c)	1,945,564	23,463,505
Columbia Global Technology Growth Fund, Institutional 3 Class(a),(c)	982,688	33,745,508
Columbia Overseas Value Fund, Institutional 3 Class(c)	5,932,194	54,042,288
Columbia Select Global Equity Fund, Institutional 3 Class(c)	3,819,771	50,191,790
Total		258,311,461
U.S. Large Cap 25.4%
Columbia Disciplined Value Fund, Institutional 3 Class(c)	6,070,381	63,314,073
Columbia Large Cap Growth Fund, Institutional 3 Class(c)	516,746	22,344,096
Columbia Select Large Cap Equity Fund, Institutional 3 Class(c)	4,421,172	61,542,714
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(c)	576,808	9,563,485
Total		156,764,368
U.S. Small Cap 3.5%
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(c)	1,038,045	21,695,138
Total Equity Funds (Cost $457,530,987)		507,976,638

Fixed-Income Funds 3.6%
	Shares	Value ($)
Convertible 3.6%
Columbia Convertible Securities Fund, Institutional 3 Class(c)	1,085,517	22,209,689
Total Fixed-Income Funds (Cost $17,640,164)		22,209,689

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	1,263	13,350
Total Consumer Discretionary		13,350
Financials —%
Banks —%
Itau Unibanco Holding SA	6,100	80,546
Total Financials		80,546
Total Preferred Stocks (Cost $82,172)		93,896

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.279%(c),(d)	4,448,116	4,447,671
Total Money Market Funds (Cost $4,447,671)		4,447,671
Total Investments in Securities (Cost: $559,233,259)		616,201,238
Other Assets & Liabilities, Net		772,434
Net Assets		616,973,672

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
153,000 CAD	117,412 USD	State Street	12/20/2018	1,070	—
68,000 EUR	77,836 USD	State Street	12/20/2018	473	—
29,492,000 HUF	104,273 USD	State Street	12/20/2018	946	—
335,000 ILS	91,365 USD	State Street	12/20/2018	960	—
44,431,000 KRW	39,083 USD	State Street	12/20/2018	99	—
542,000 NOK	65,139 USD	State Street	12/20/2018	695	—
2,146,000 THB	65,126 USD	State Street	12/20/2018	288	—
1,610,000 TWD	52,137 USD	State Street	12/20/2018	—	(56)
39,290 USD	39,000 CHF	State Street	12/20/2018	—	(371)
Columbia Global Strategic Equity Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
117,154 USD	8,687,000 INR	State Street	12/20/2018	—	(584)
38,786 USD	767,000 MXN	State Street	12/20/2018	—	(1,334)
39,202 USD	163,000 MYR	State Street	12/20/2018	—	(294)
Total				4,531	(2,639)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2018, the total value of these securities amounted to $70,992, which represents 0.01% of total net assets.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Contrarian Asia Pacific Fund, Institutional 3 Class
	1,033,538	36,023	(32,255)	1,037,306	—	12,037	(3,945,017)	—	11,742,298
Columbia Contrarian Europe Fund, Institutional 3 Class
	7,530,826	47,123	(209,830)	7,368,119	—	30,639	(9,585,720)	—	46,713,875
Columbia Convertible Securities Fund, Institutional 3 Class
	1,223,813	21,422	(159,718)	1,085,517	—	370,474	(907,319)	403,302	22,209,689
Columbia Disciplined Value Fund, Institutional 3 Class
	6,563,402	1,156	(494,177)	6,070,381	—	969,268	(6,081,984)	—	63,314,073
Columbia Dividend Income Fund, Institutional 3 Class
	1,695,971	24,516	(186,014)	1,534,473	—	1,400,863	(3,006,764)	553,365	34,326,158
Columbia Emerging Markets Fund, Institutional 3 Class
	2,075,355	74,590	(59,730)	2,090,215	—	338,601	(8,283,213)	—	22,971,463
Columbia Global Dividend Opportunity Fund, Institutional 3 Class
	2,113,359	51,684	(76,735)	2,088,308	—	21,668	(5,550,940)	889,780	36,879,513
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class
	925,437	14,938	(77,764)	862,611	—	(190,388)	(1,965,344)	105,980	15,440,734
Columbia Global Infrastructure Fund, Institutional 3 Class
	2,018,226	4,490	(77,152)	1,945,564	—	(566,385)	(2,606,009)	—	23,463,505
Columbia Global Technology Growth Fund, Institutional 3 Class
	1,161,109	2,895	(181,316)	982,688	—	2,687,164	(3,067,813)	—	33,745,508
Columbia Large Cap Growth Fund, Institutional 3 Class
	602,186	239	(85,679)	516,746	—	646,232	(1,221,000)	—	22,344,096
Columbia Overseas Value Fund, Institutional 3 Class
	5,976,775	159,791	(204,372)	5,932,194	722,266	477,576	(10,815,546)	156,667	54,042,288
Columbia Select Global Equity Fund, Institutional 3 Class
	4,292,190	1,966	(474,385)	3,819,771	—	1,731,478	(4,703,722)	—	50,191,790
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,786,204	209,283	(574,315)	4,421,172	2,838,974	1,739,591	(7,026,728)	117,258	61,542,714
6	Columbia Global Strategic Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	626,547	45,104	(94,843)	576,808	791,660	519,183	(1,724,506)	—	9,563,485
Columbia Short-Term Cash Fund, 2.279%
	1,354,410	20,017,116	(16,923,410)	4,448,116	—	(121)	(81)	40,787	4,447,671
Columbia Small Cap Growth Fund I, Institutional 3 Class
	1,270,877	6,414	(239,246)	1,038,045	—	1,504,454	(721,812)	—	21,695,138
Total					4,352,900	11,692,334	(71,213,518)	2,267,139	534,633,998

(d)	The rate shown is the seven-day current annualized yield at October 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
HUF	Hungarian Forint
ILS	New Israeli Sheqel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Global Strategic Equity Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	739,903	7,164,902	—	—	7,904,805
Consumer Discretionary	825,081	9,045,349	—	—	9,870,430
Consumer Staples	671,634	5,856,881	—	—	6,528,515
Energy	342,332	523,362	—	—	865,694
Financials	1,179,631	9,654,215	—	—	10,833,846
Health Care	1,365,485	12,583,591	—	—	13,949,076
Industrials	379,076	18,686,086	—	—	19,065,162
Information Technology	1,511,420	6,820,767	—	—	8,332,187
Materials	313,745	2,630,404	—	—	2,944,149
Real Estate	162,301	584,605	—	—	746,906
Utilities	55,811	376,763	—	—	432,574
Total Common Stocks	7,546,419	73,926,925	—	—	81,473,344
Equity Funds	507,976,638	—	—	—	507,976,638
Fixed-Income Funds	22,209,689	—	—	—	22,209,689
8	Columbia Global Strategic Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Preferred Stocks
Consumer Discretionary	—	13,350	—	—	13,350
Financials	80,546	—	—	—	80,546
Total Preferred Stocks	80,546	13,350	—	—	93,896
Money Market Funds	—	—	—	4,447,671	4,447,671
Total Investments in Securities	537,813,292	73,940,275	—	4,447,671	616,201,238
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,531	—	—	4,531
Liability
Forward Foreign Currency Exchange Contracts	—	(2,639)	—	—	(2,639)
Total	537,813,292	73,942,167	—	4,447,671	616,203,130
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Global Strategic Equity Fund | Quarterly Report 2018	9

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date December 20, 2018

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date December 20, 2018